UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

March 31, 2013

1.799865.109

VIPCON-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 0.1%
H&R Block, Inc.	645,447	$ 18,989,051
Hotels, Restaurants & Leisure - 1.6%
Domino's Pizza, Inc.	967,870	49,787,233
Dunkin' Brands Group, Inc.	566,661	20,898,458
Icahn Enterprises LP rights	363,975	4
Starbucks Corp.	2,144,808	122,168,264
Yum! Brands, Inc.	1,126,353	81,029,835
		273,883,794
Internet & Catalog Retail - 1.4%
Liberty Media Corp. Interactive Series A (a)	5,722,112	122,338,755
priceline.com, Inc. (a)	161,501	111,101,383
TripAdvisor, Inc. (a)	348,131	18,283,840
		251,723,978
Leisure Equipment & Products - 0.0%
Sunny Optical Technology Group Co. Ltd.	1,171,000	1,351,638
Media - 4.2%
Comcast Corp. Class A	7,222,595	303,421,216
DIRECTV (a)	1,340,152	75,866,005
DISH Network Corp. Class A	192,157	7,282,750
Legend Pictures LLC (a)(g)(h)	2,062	3,821,257
News Corp. Class A	7,624,735	232,706,912
Sirius XM Radio, Inc. (d)	13,099,538	40,346,577
Time Warner, Inc.	976,347	56,257,114
Tribune Co. Class A (a)	86,800	4,934,580
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	11,499	4,312,125
		728,948,536
Multiline Retail - 0.7%
Dollar General Corp. (a)	2,252,454	113,929,123
Specialty Retail - 1.8%
Cabela's, Inc. Class A (a)	332,140	20,187,469
CarMax, Inc. (a)	763,528	31,839,118
Lowe's Companies, Inc.	3,935,787	149,245,043
TJX Companies, Inc.	2,169,223	101,411,175
Williams-Sonoma, Inc.	60,126	3,097,692
		305,780,497
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	980,715	104,750,169
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	789,230	40,408,576
		145,158,745
TOTAL CONSUMER DISCRETIONARY		1,839,765,362
CONSUMER STAPLES - 10.7%
Beverages - 3.2%
Anheuser-Busch InBev SA NV	416,271	41,220,367

	Shares	Value
Coca-Cola Bottling Co. CONSOLIDATED	129,797	$ 7,829,355
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	27,647	4,527,749
Coca-Cola Icecek A/S	342,515	9,891,344
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	196,970	8,337,740
Constellation Brands, Inc. Class A (sub. vtg.) (a)	882,840	42,058,498
Diageo PLC sponsored ADR	359,978	45,299,632
Embotelladora Andina SA sponsored ADR	221,256	8,850,240
Pernod Ricard SA	362,379	45,155,554
Remy Cointreau SA (d)	203,248	23,489,696
The Coca-Cola Co.	8,041,228	325,187,260
		561,847,435
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	3,686,931	202,744,336
Drogasil SA	482,700	5,152,463
Kroger Co.	3,038,754	100,704,308
United Natural Foods, Inc. (a)	117,891	5,800,237
Wal-Mart Stores, Inc.	662,757	49,594,106
		363,995,450
Food Products - 0.7%
Bunge Ltd.	386,732	28,552,424
Green Mountain Coffee Roasters, Inc. (a)	174,419	9,900,022
Mead Johnson Nutrition Co. Class A	515,772	39,946,541
Nestle SA	392,173	28,360,557
Pinnacle Foods, Inc.	236,400	5,250,444
		112,009,988
Household Products - 2.1%
Procter & Gamble Co.	4,721,884	363,868,381
Personal Products - 0.2%
L'Oreal SA	165,916	26,308,445
Nu Skin Enterprises, Inc. Class A (d)	226,938	10,030,660
		36,339,105
Tobacco - 2.4%
Altria Group, Inc.	2,886,167	99,255,283
British American Tobacco PLC sponsored ADR	2,535,541	271,429,664
Philip Morris International, Inc.	480,240	44,523,050
Souza Cruz SA	569,400	8,365,946
		423,573,943
TOTAL CONSUMER STAPLES		1,861,634,302
ENERGY - 10.9%
Energy Equipment & Services - 2.4%
Cameron International Corp. (a)	958,580	62,499,416
Ensco PLC Class A	1,172,401	70,344,060
Forum Energy Technologies, Inc.	595,150	17,116,514
Halliburton Co.	744,856	30,099,631
National Oilwell Varco, Inc.	1,105,792	78,234,784
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,266,601	$ 48,320,828
Ocean Rig UDW, Inc. (United States) (a)	792,900	12,773,619
Oceaneering International, Inc.	306,118	20,329,296
Oil States International, Inc. (a)	126,678	10,333,124
Schlumberger Ltd.	729,979	54,668,127
Vantage Drilling Co. (a)	7,814,300	13,675,025
		418,394,424
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	1,414,503	123,698,287
Apache Corp.	299,928	23,142,444
Bonanza Creek Energy, Inc. (a)	305,400	11,809,818
Cabot Oil & Gas Corp.	82,800	5,598,108
Canadian Natural Resources Ltd.	311,100	9,974,432
Chevron Corp.	1,779,511	211,441,497
Cimarex Energy Co.	270,400	20,398,976
Cobalt International Energy, Inc. (a)	571,609	16,119,374
Concho Resources, Inc. (a)	163,508	15,930,584
ENI SpA sponsored ADR (d)	405,000	18,180,450
EQT Corp.	423,700	28,705,675
Exxon Mobil Corp.	4,392,270	395,787,450
Hess Corp.	765,900	54,846,099
InterOil Corp. (a)(d)	403,982	30,747,070
Marathon Oil Corp.	2,139,358	72,139,152
Marathon Petroleum Corp.	927,205	83,077,568
Murphy Oil Corp.	456,295	29,079,680
Noble Energy, Inc.	469,750	54,331,285
Northern Tier Energy LP Class A	298,399	8,922,130
Occidental Petroleum Corp.	781,011	61,207,832
PBF Energy, Inc. Class A	99,200	3,687,264
Phillips 66	478,304	33,466,931
Royal Dutch Shell PLC Class B sponsored ADR	691,169	46,183,913
Southcross Energy Partners LP	167,700	3,395,925
Suncor Energy, Inc.	1,777,810	53,272,173
The Williams Companies, Inc.	1,295,800	48,540,668
Western Gas Equity Partners LP	59,300	2,029,246
		1,465,714,031
TOTAL ENERGY		1,884,108,455
FINANCIALS - 16.3%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	1,281,923	94,413,629
Apollo Global Management LLC Class A	199,500	4,317,180
BlackRock, Inc. Class A	447,196	114,875,708
E*TRADE Financial Corp. (a)	2,041,527	21,864,754
Evercore Partners, Inc. Class A	353,200	14,693,120
Northern Trust Corp.	498,601	27,203,671

	Shares	Value
State Street Corp.	899,598	$ 53,157,246
TD Ameritrade Holding Corp.	753,006	15,526,984
The Blackstone Group LP	1,300,167	25,717,303
UBS AG	1,582,371	24,253,132
		396,022,727
Commercial Banks - 3.1%
Barclays PLC	2,146,258	9,494,785
CIT Group, Inc. (a)	560,512	24,371,062
Comerica, Inc.	375,600	13,502,820
First Horizon National Corp. (d)	1,931,760	20,631,197
Huntington Bancshares, Inc.	2,227,851	16,463,819
KBC Groupe SA	107,734	3,710,716
Lloyds Banking Group PLC (a)	10,609,833	7,849,369
M&T Bank Corp.	287,114	29,618,680
Synovus Financial Corp.	6,342,186	17,567,855
U.S. Bancorp	8,296,869	281,512,765
Wells Fargo & Co.	2,970,841	109,891,409
		534,614,477
Consumer Finance - 2.9%
Capital One Financial Corp.	5,572,349	306,200,578
Cash America International, Inc.	84,208	4,418,394
Discover Financial Services	1,606,186	72,021,380
SLM Corp.	6,035,751	123,612,180
		506,252,532
Diversified Financial Services - 4.1%
Bank of America Corp.	14,791,528	180,160,811
Citigroup, Inc.	5,197,394	229,932,711
esure Group PLC	2,228,400	10,157,827
JPMorgan Chase & Co.	6,189,231	293,740,903
		713,992,252
Insurance - 2.4%
ACE Ltd.	875,153	77,862,362
AFLAC, Inc.	684,075	35,585,582
Berkshire Hathaway, Inc. Class A (a)	288	45,008,640
Direct Line Insurance Group PLC	6,387,800	19,780,711
Fairfax Financial Holdings Ltd. (sub. vtg.)	64,000	24,990,146
Hartford Financial Services Group, Inc.	1,702,439	43,922,926
Marsh & McLennan Companies, Inc.	1,097,392	41,667,974
MetLife, Inc.	1,505,590	57,242,532
The Travelers Companies, Inc.	640,981	53,964,190
Validus Holdings Ltd.	540,070	20,182,416
		420,207,479
Real Estate Investment Trusts - 1.1%
American Tower Corp.	1,091,503	83,958,411
Camden Property Trust (SBI)	186,898	12,836,155
Equity Lifestyle Properties, Inc.	352,700	27,087,360
Sun Communities, Inc.	701,869	34,623,198
The Macerich Co.	395,980	25,493,192
		183,998,316
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	1,625,238	$ 61,629,025
TOTAL FINANCIALS		2,816,716,808
HEALTH CARE - 12.5%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	119,067	10,970,833
Amgen, Inc.	1,859,998	190,668,395
Biogen Idec, Inc. (a)	491,549	94,824,718
BioMarin Pharmaceutical, Inc. (a)	380,168	23,669,260
CSL Ltd.	690,984	42,611,127
Gilead Sciences, Inc. (a)	3,552,953	173,845,990
Onyx Pharmaceuticals, Inc. (a)	633,101	56,257,355
Regeneron Pharmaceuticals, Inc. (a)	129,355	22,818,222
		615,665,900
Health Care Equipment & Supplies - 2.0%
Covidien PLC	1,893,151	128,431,364
Edwards Lifesciences Corp. (a)	359,860	29,566,098
Quidel Corp. (a)(d)	1,353,694	32,150,233
Stryker Corp.	1,436,875	93,741,725
The Cooper Companies, Inc.	653,465	70,495,804
		354,385,224
Health Care Providers & Services - 1.7%
Catamaran Corp. (a)	434,182	23,007,351
CIGNA Corp.	1,372,735	85,617,482
Henry Schein, Inc. (a)	740,637	68,545,954
McKesson Corp.	521,450	56,295,742
Quest Diagnostics, Inc.	946,632	53,437,376
		286,903,905
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	522,080	21,911,698
Fluidigm Corp. (a)(h)	312,345	5,781,506
Thermo Fisher Scientific, Inc.	676,105	51,715,271
		79,408,475
Pharmaceuticals - 4.8%
AbbVie, Inc.	3,456,448	140,953,949
Allergan, Inc.	865,200	96,582,276
Merck & Co., Inc.	2,219,547	98,170,564
Pfizer, Inc.	12,797,018	369,321,939
Sanofi SA sponsored ADR	418,262	21,364,823
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,337,834	100,431,383
		826,824,934
TOTAL HEALTH CARE		2,163,188,438

	Shares	Value
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	2,012,672	$ 151,654,835
MTU Aero Engines Holdings AG	238,997	22,655,197
Textron, Inc.	3,025,143	90,179,513
United Technologies Corp.	1,550,098	144,825,656
		409,315,201
Building Products - 0.6%
Armstrong World Industries, Inc.	940,206	52,548,113
Owens Corning (a)	1,119,175	44,129,070
Quanex Building Products Corp.	1,005,379	16,186,602
		112,863,785
Commercial Services & Supplies - 0.8%
ADT Corp.	761,413	37,263,552
KAR Auction Services, Inc.	2,873,482	57,555,844
Stericycle, Inc. (a)	408,599	43,385,042
		138,204,438
Electrical Equipment - 0.9%
Generac Holdings, Inc.	94,200	3,329,028
Regal-Beloit Corp.	805,375	65,686,385
Roper Industries, Inc.	690,112	87,858,159
		156,873,572
Industrial Conglomerates - 1.4%
Danaher Corp.	1,797,855	111,736,688
General Electric Co.	5,666,438	131,008,047
		242,744,735
Machinery - 2.2%
Caterpillar, Inc.	1,146,768	99,734,413
Cummins, Inc.	782,413	90,611,250
Illinois Tool Works, Inc.	1,320,100	80,446,894
Manitowoc Co., Inc.	886,107	18,218,360
Parker Hannifin Corp.	650,008	59,527,733
Volvo AB (B Shares)	2,136,045	31,057,886
		379,596,536
Professional Services - 0.5%
Manpower, Inc.	540,619	30,663,910
Randstad Holding NV	448,315	18,355,042
Verisk Analytics, Inc. (a)	590,100	36,367,863
		85,386,815
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	287,271	21,395,944
Union Pacific Corp.	1,007,734	143,511,399
		164,907,343
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	403,643	90,811,602
TOTAL INDUSTRIALS		1,780,704,027
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 3.9%
ADTRAN, Inc. (d)	2,933,908	$ 57,651,292
Finisar Corp. (a)	3,328,889	43,908,046
Juniper Networks, Inc. (a)	6,626,856	122,861,910
NETGEAR, Inc. (a)	1,285,037	43,061,590
QUALCOMM, Inc.	6,206,438	415,521,024
		683,003,862
Computers & Peripherals - 4.8%
Apple, Inc.	1,617,016	715,739,791
Lenovo Group Ltd.	11,646,000	11,567,160
NCR Corp. (a)	1,122,660	30,940,510
SanDisk Corp. (a)	1,287,625	70,819,375
		829,066,836
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	4,840,667	32,722,909
Jabil Circuit, Inc.	3,039,271	56,165,728
TE Connectivity Ltd.	39,900	1,673,007
TPK Holding Co. Ltd.	292,000	5,806,374
		96,368,018
Internet Software & Services - 2.2%
eBay, Inc. (a)	2,112,280	114,527,822
Google, Inc. Class A (a)	264,138	209,733,496
Mail.Ru Group Ltd.:
GDR (e)	494,266	13,691,168
GDR (Reg. S)	246,700	6,833,590
Yandex NV (a)	1,446,200	33,436,144
		378,222,220
IT Services - 1.2%
Accenture PLC Class A	1,069,384	81,241,102
Fidelity National Information Services, Inc.	1,569,404	62,179,786
The Western Union Co.	1,652,966	24,860,609
Visa, Inc. Class A	232,791	39,537,223
		207,818,720
Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp.	2,926,957	103,819,165
Analog Devices, Inc.	4,179,468	194,303,467
ASML Holding NV	185,629	12,624,628
Broadcom Corp. Class A	843,498	29,244,076
Micron Technology, Inc. (a)	6,858,616	68,448,988
NXP Semiconductors NV (a)	2,098,191	63,491,260
ON Semiconductor Corp. (a)	4,190,219	34,695,013
PMC-Sierra, Inc. (a)	4,706,998	31,960,516
Rubicon Technology, Inc. (a)	66,800	440,880
SK Hynix, Inc.	411,920	10,650,851
Skyworks Solutions, Inc. (a)	158,973	3,502,175
		553,181,019
Software - 2.3%
Check Point Software Technologies Ltd. (a)	238,792	11,220,836

	Shares	Value
Citrix Systems, Inc. (a)	1,153,308	$ 83,222,705
Electronic Arts, Inc. (a)	3,552,795	62,884,472
Fortinet, Inc. (a)	488,263	11,562,068
Guidewire Software, Inc. (a)	433,692	16,671,120
Jive Software, Inc. (a)	1,229,744	18,692,109
Oracle Corp.	5,788,121	187,187,833
Ubisoft Entertainment SA (a)	1,122,706	12,131,956
		403,573,099
TOTAL INFORMATION TECHNOLOGY		3,151,233,774
MATERIALS - 3.4%
Chemicals - 2.6%
Albemarle Corp.	398,394	24,907,593
Ashland, Inc.	397,182	29,510,623
Eastman Chemical Co.	790,503	55,232,445
Ecolab, Inc.	580,836	46,571,430
FMC Corp.	644,182	36,737,699
LyondellBasell Industries NV Class A	1,136,002	71,897,567
Monsanto Co.	930,077	98,244,034
PPG Industries, Inc.	320,877	42,978,265
Sigma Aldrich Corp.	577,315	44,845,829
		450,925,485
Construction Materials - 0.1%
Vulcan Materials Co.	559,686	28,935,766
Containers & Packaging - 0.5%
Ball Corp.	749,981	35,684,096
Rock-Tenn Co. Class A	547,586	50,810,505
		86,494,601
Metals & Mining - 0.2%
Goldcorp, Inc.	914,533	30,771,017
TOTAL MATERIALS		597,126,869
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.5%
CenturyLink, Inc.	1,447,769	50,860,125
inContact, Inc. (a)	1,155,834	9,350,697
Level 3 Communications, Inc. (a)	553,708	11,234,735
Verizon Communications, Inc.	3,978,971	195,566,425
		267,011,982
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp. (a)	104,825	7,300,013
MetroPCS Communications, Inc. (a)	402,400	4,386,160
SBA Communications Corp. Class A (a)	1,074,302	77,371,230
Sprint Nextel Corp. (a)	4,773,068	29,640,752
Vodafone Group PLC sponsored ADR	599,200	17,023,272
		135,721,427
TOTAL TELECOMMUNICATION SERVICES		402,733,409
Common Stocks - continued
	Shares	Value
UTILITIES - 3.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	1,417,479	$ 68,932,004
Duke Energy Corp.	1,624,444	117,918,390
Edison International	1,252,826	63,042,204
FirstEnergy Corp.	1,119,874	47,258,683
		297,151,281
Gas Utilities - 0.1%
ONEOK, Inc.	260,459	12,416,081
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.	1,615,252	42,788,025
The AES Corp.	3,393,159	42,652,009
		85,440,034
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	2,133,574	51,120,433
NiSource, Inc.	839,777	24,639,057
PG&E Corp.	1,397,034	62,209,924
Sempra Energy	935,383	74,774,517
		212,743,931
TOTAL UTILITIES		607,751,327
TOTAL COMMON STOCKS (Cost $13,335,257,593)		17,104,962,771
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Jumptap, Inc. Series G (h) (Cost $8,211,980)	1,141,504	8,211,980
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $4,416,625)	$ 4,450,000	4,967,313
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 4/18/13 (f) (Cost $5,929,775)	5,930,000	5,929,899
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	211,569,637	$ 211,569,637
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	123,702,671	123,702,671
TOTAL MONEY MARKET FUNDS (Cost $335,272,308)		335,272,308
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $13,689,088,281)		17,459,344,271
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(127,090,870)
NET ASSETS - 100%		$ 17,332,253,401
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
114 CME E-mini S&P 500 Index Contracts	June 2013	$ 8,907,390	$ 141,883

The face value of futures purchased as a percentage of net assets is 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,691,168 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $479,992.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,126,868 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,236
Jumptap, Inc. Series G	6/29/12	$ 8,211,980
Legend Pictures LLC	9/23/10	$ 1,546,500
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 119,814
Fidelity Securities Lending Cash Central Fund	539,974
Total	$ 659,788
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,847,977,342	$ 1,831,631,976	$ -	$ 16,345,366
Consumer Staples	1,861,634,302	1,861,634,302	-	-
Energy	1,884,108,455	1,884,108,455	-	-
Financials	2,816,716,808	2,816,716,808	-	-
Health Care	2,163,188,438	2,163,188,438	-	-
Industrials	1,780,704,027	1,780,704,027	-	-
Information Technology	3,151,233,774	3,151,233,774	-	-
Materials	597,126,869	597,126,869	-	-
Telecommunication Services	402,733,409	402,733,409	-	-
Utilities	607,751,327	607,751,327	-	-
Corporate Bonds	4,967,313	-	4,967,313	-
U.S. Government and Government Agency Obligations	5,929,899	-	5,929,899	-
Money Market Funds	335,272,308	335,272,308	-	-
Total Investments in Securities:	$ 17,459,344,271	$ 17,432,101,693	$ 10,897,212	$ 16,345,366
Derivative Instruments:
Assets
Futures Contracts	$ 141,883	$ 141,883	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 307,421,718
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $13,760,629,204. Net unrealized appreciation aggregated $3,698,715,067, of which $3,934,618,090 related to appreciated investment securities and $235,903,023 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

March 31, 2013

1.830301.107

VDSC-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.5%
Cooper Tire & Rubber Co.	14,101	$ 361,832
Dana Holding Corp.	16,951	302,236
Drew Industries, Inc.	3,716	134,928
Standard Motor Products, Inc.	15,370	426,056
Superior Industries International, Inc.	3,464	64,708
Tenneco, Inc. (a)	14,584	573,297
		1,863,057
Distributors - 0.3%
Core-Mark Holding Co., Inc.	1,282	65,779
Pool Corp.	4,754	228,192
VOXX International Corp. (a)	10,412	111,513
		405,484
Diversified Consumer Services - 0.4%
Hillenbrand, Inc.	20,680	522,790
Hotels, Restaurants & Leisure - 3.7%
AFC Enterprises, Inc. (a)	1,099	39,927
Ameristar Casinos, Inc.	2,742	71,923
Bob Evans Farms, Inc.	11,509	490,514
Churchill Downs, Inc.	796	55,752
Cracker Barrel Old Country Store, Inc.	9,100	735,735
Domino's Pizza, Inc.	1,525	78,446
Einstein Noah Restaurant Group, Inc.	2,529	37,505
Jack in the Box, Inc. (a)	17,595	608,611
Marcus Corp.	3,623	45,251
Marriott Vacations Worldwide Corp. (a)	14,416	618,591
Multimedia Games Holding Co., Inc. (a)	13,079	272,959
Papa John's International, Inc. (a)	12,029	743,633
Sonic Corp. (a)	27,239	350,838
Texas Roadhouse, Inc. Class A	31,494	635,864
Town Sports International Holdings, Inc.	2,973	28,125
		4,813,674
Household Durables - 2.1%
Flexsteel Industries, Inc.	18,410	455,463
KB Home	33,994	740,049
M.D.C. Holdings, Inc.	11,448	419,569
NACCO Industries, Inc. Class A	8,519	454,574
Tupperware Brands Corp.	7,623	623,104
		2,692,759
Internet & Catalog Retail - 0.0%
PetMed Express, Inc.	1,364	18,298
Leisure Equipment & Products - 0.8%
Arctic Cat, Inc. (a)	1,967	85,958
Brunswick Corp.	11,366	388,945
Smith & Wesson Holding Corp. (a)(d)	52,874	475,866
		950,769
Media - 1.0%
Belo Corp. Series A	9,250	90,928
Fisher Communications, Inc.	9,696	380,471
Global Sources Ltd. (a)	33,999	257,032

	Shares	Value
Harte-Hanks, Inc.	5,637	$ 43,912
LIN TV Corp. Class A (a)	4,666	51,279
Live Nation Entertainment, Inc. (a)	21,056	260,463
Nexstar Broadcasting Group, Inc. Class A	11,032	198,576
Shutterstock, Inc.	745	33,510
		1,316,171
Specialty Retail - 1.8%
ANN, Inc. (a)	8,002	232,218
Big 5 Sporting Goods Corp.	29,803	465,225
Brown Shoe Co., Inc.	12,156	194,496
Destination Maternity Corp.	5,642	132,023
Express, Inc. (a)	12,490	222,447
Haverty Furniture Companies, Inc.	3,285	67,540
Penske Automotive Group, Inc.	2,159	72,024
The Cato Corp. Class A (sub. vtg.)	13,554	327,194
The Men's Wearhouse, Inc.	18,736	626,157
		2,339,324
Textiles, Apparel & Luxury Goods - 0.9%
Iconix Brand Group, Inc. (a)	11,258	291,244
Movado Group, Inc.	12,439	416,955
Perry Ellis International, Inc.	4,496	81,782
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,657	56,196
True Religion Apparel, Inc.	13,615	355,488
		1,201,665
TOTAL CONSUMER DISCRETIONARY		16,123,991
CONSUMER STAPLES - 4.1%
Beverages - 0.0%
Coca-Cola Bottling Co. CONSOLIDATED	906	54,650
Food & Staples Retailing - 0.6%
Harris Teeter Supermarkets, Inc.	1,890	80,722
Rite Aid Corp. (a)	364,504	692,558
		773,280
Food Products - 2.6%
Cal-Maine Foods, Inc.	11,635	495,186
Fresh Del Monte Produce, Inc.	19,408	523,628
J&J Snack Foods Corp.	6,831	525,236
Lancaster Colony Corp.	1,264	97,328
Omega Protein Corp. (a)	10,909	117,272
Pilgrims Pride Corp. (a)	46,386	426,287
Post Holdings, Inc. (a)	5,273	226,370
Sanderson Farms, Inc.	11,843	646,865
Seneca Foods Corp. Class A (a)	3,352	110,683
TreeHouse Foods, Inc. (a)	2,204	143,591
		3,312,446
Household Products - 0.2%
Orchids Paper Products Co.	9,267	216,199
WD-40 Co.	1,488	81,498
		297,697
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Inter Parfums, Inc.	1,205	$ 29,438
MediFast, Inc. (a)	10,230	234,472
Nature's Sunshine Products, Inc.	3,269	49,820
Nu Skin Enterprises, Inc. Class A	11,364	502,289
Nutraceutical International Corp.	964	16,725
		832,744
TOTAL CONSUMER STAPLES		5,270,817
ENERGY - 6.2%
Energy Equipment & Services - 3.5%
Basic Energy Services, Inc. (a)(d)	11,406	155,920
Bristow Group, Inc.	12,047	794,379
C&J Energy Services, Inc. (a)	4,241	97,119
Dawson Geophysical Co. (a)	784	23,520
Exterran Holdings, Inc. (a)	18,094	488,538
Geospace Technologies Corp. (a)	6,417	692,523
Gulf Island Fabrication, Inc.	3,950	83,187
Helix Energy Solutions Group, Inc. (a)	31,852	728,774
Hercules Offshore, Inc. (a)	73,854	547,997
ION Geophysical Corp. (a)	11,061	75,325
Key Energy Services, Inc. (a)	45,726	369,466
Matrix Service Co. (a)	10,557	157,299
Parker Drilling Co. (a)	22,351	95,662
Pioneer Energy Services Corp. (a)	11,400	94,050
RigNet, Inc. (a)	5,699	142,133
		4,545,892
Oil, Gas & Consumable Fuels - 2.7%
Adams Resources & Energy, Inc.	614	31,314
Alon USA Energy, Inc.	31,192	594,208
CVR Energy, Inc.	12,584	649,586
Delek US Holdings, Inc.	17,542	692,207
DHT Holdings, Inc.	8,462	40,448
Rex American Resources Corp. (a)	7,921	175,213
SemGroup Corp. Class A (a)	4,177	216,034
Ship Finance International Ltd. (NY Shares)	4,093	72,201
Targa Resources Corp.	504	34,252
VAALCO Energy, Inc. (a)	32,076	243,457
Warren Resources, Inc. (a)	6,124	19,658
Western Refining, Inc.	20,881	739,396
		3,507,974
TOTAL ENERGY		8,053,866
FINANCIALS - 24.8%
Capital Markets - 2.9%
American Capital Ltd. (a)	36,667	535,155
Apollo Investment Corp.	64,747	541,285
Arlington Asset Investment Corp.	5,143	132,741

	Shares	Value
Artio Global Investors, Inc. Class A	23,986	$ 65,242
BGC Partners, Inc. Class A	15,063	62,662
Calamos Asset Management, Inc. Class A	4,541	53,448
Evercore Partners, Inc. Class A	15,221	633,194
FBR & Co. (a)	1,703	32,238
FXCM, Inc. Class A	3,403	46,553
Golub Capital BDC, Inc.	1,424	23,510
Investment Technology Group, Inc. (a)	7,854	86,708
MCG Capital Corp.	18,645	89,123
Medallion Financial Corp.	1,963	25,951
Piper Jaffray Companies (a)	7,908	271,244
Solar Capital Ltd.	19,576	459,840
Stellus Capital Investment Corp. (d)	2,459	36,442
TCP Capital Corp.	31,698	505,900
TICC Capital Corp.	14,468	143,812
		3,745,048
Commercial Banks - 4.2%
1st Source Corp.	982	23,273
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	18,359	454,202
Bank of Marin Bancorp	1,403	56,246
Banner Bank	16,539	526,436
Central Pacific Financial Corp. (a)	16,994	266,806
Citizens & Northern Corp.	2,889	56,336
Eagle Bancorp, Inc., Maryland (a)	4,352	95,265
First Bancorp, Puerto Rico (a)(d)	39,823	248,097
First Community Bancshares, Inc.	3,673	58,217
First Interstate Bancsystem, Inc.	1,268	23,851
First Merchants Corp.	18,501	286,210
Hanmi Financial Corp. (a)	35,942	575,072
MainSource Financial Group, Inc.	2,232	31,337
MB Financial, Inc.	25,890	625,761
Mercantile Bank Corp.	1,132	18,916
Merchants Bancshares, Inc.	9,209	277,513
NBT Bancorp, Inc.	2,639	58,454
PacWest Bancorp	3,393	98,770
Peoples Bancorp, Inc.	2,565	57,430
PrivateBancorp, Inc.	16,681	315,438
Republic Bancorp, Inc., Kentucky Class A	2,369	53,634
SCBT Financial Corp.	1,405	70,812
State Bank Financial Corp.	2,189	35,834
StellarOne Corp.	1,550	25,033
Sterling Financial Corp.	7,926	171,915
Susquehanna Bancshares, Inc.	5,348	66,476
Union/First Market Bankshares Corp.	2,730	53,399
Washington Trust Bancorp, Inc.	4,751	130,082
Webster Financial Corp.	5,162	125,230
WesBanco, Inc.	4,453	106,649
Wilshire Bancorp, Inc. (a)	64,508	437,364
		5,430,058
Consumer Finance - 0.8%
Cash America International, Inc.	4,201	220,426
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Green Dot Corp. Class A (a)(d)	7,575	$ 126,578
Nelnet, Inc. Class A	20,751	701,384
		1,048,388
Diversified Financial Services - 0.6%
MarketAxess Holdings, Inc.	14,315	533,950
Marlin Business Services Corp.	13,148	304,902
Vector Capital Corp. rights (a)	5,673	0
		838,852
Insurance - 3.2%
Argo Group International Holdings, Ltd.	10,907	451,332
Enstar Group Ltd. (a)	1,501	186,559
FBL Financial Group, Inc. Class A	6,060	235,492
First American Financial Corp.	32,075	820,158
Horace Mann Educators Corp.	21,275	443,584
Maiden Holdings Ltd.	18,255	193,320
Montpelier Re Holdings Ltd.	7,800	203,190
Platinum Underwriters Holdings Ltd.	11,410	636,792
Primerica, Inc.	11,245	368,611
ProAssurance Corp.	10,957	518,595
Symetra Financial Corp.	4,218	56,563
		4,114,196
Real Estate Investment Trusts - 10.0%
AG Mortgage Investment Trust, Inc.	17,159	437,040
American Capital Mortgage Investment Corp.	27,180	702,603
Anworth Mortgage Asset Corp.	97,975	620,182
Apollo Commercial Real Estate Finance, Inc.	32,389	569,723
Apollo Residential Mortgage, Inc.	27,058	603,123
Campus Crest Communities, Inc.	588	8,173
Capstead Mortgage Corp.	51,878	665,076
Chatham Lodging Trust	1,042	18,350
Colony Financial, Inc.	13,166	292,285
Coresite Realty Corp.	1,662	58,137
Cousins Properties, Inc.	14,228	152,097
Crexus Investment Corp.	5,073	66,050
CubeSmart	17,518	276,784
Extra Space Storage, Inc.	14,422	566,352
Government Properties Income Trust	5,611	144,371
Gyrodyne Co. of America, Inc.	420	30,874
Hersha Hospitality Trust	15,243	89,019
JAVELIN Mortgage Investment Corp.	3,499	68,755
LTC Properties, Inc.	3,833	156,118
MFA Financial, Inc.	57,349	534,493
NorthStar Realty Finance Corp.	24,974	236,754
PennyMac Mortgage Investment Trust	1,564	40,492
Potlatch Corp.	11,633	533,489
PS Business Parks, Inc.	5,314	419,381
Redwood Trust, Inc.	22,339	517,818
Resource Capital Corp.	40,036	264,638

	Shares	Value
RLJ Lodging Trust	35,896	$ 816,993
Ryman Hospitality Properties, Inc. (d)	8,298	379,634
Select Income (REIT)	5,238	138,545
Sovran Self Storage, Inc.	11,771	759,112
Spirit Realty Capital, Inc.	13,195	250,705
Starwood Property Trust, Inc.	31,478	873,829
Strategic Hotel & Resorts, Inc. (a)	33,348	278,456
The Geo Group, Inc.	22,067	830,161
Western Asset Mortgage Capital Corp.	25,172	584,997
		12,984,609
Real Estate Management & Development - 0.2%
Forestar Group, Inc. (a)	10,658	232,984
Thrifts & Mortgage Finance - 2.9%
Dime Community Bancshares, Inc.	28,934	415,492
Doral Financial Corp. (a)	146,309	103,104
EverBank Financial Corp.	34,835	536,459
Farmer Mac Class C (non-vtg.)	3,026	93,171
First Financial Holdings, Inc.	1,921	40,264
Flagstar Bancorp, Inc. (a)	23,970	333,902
Flushing Financial Corp.	7,626	129,184
Fox Chase Bancorp, Inc.	2,523	42,613
Home Loan Servicing Solutions Ltd.	2,708	63,178
HomeStreet, Inc.	16,796	375,223
Ocwen Financial Corp. (a)	25,470	965,822
Provident Financial Holdings, Inc.	3,382	57,528
Simplicity Bancorp, Inc.	3,071	46,157
WSFS Financial Corp.	10,254	498,755
		3,700,852
TOTAL FINANCIALS		32,094,987
HEALTH CARE - 10.1%
Biotechnology - 1.8%
Affymax, Inc. (a)(d)	16,707	23,223
Alkermes PLC (a)	18,504	438,730
Allos Therapeutics, Inc. rights	5,550	0
Anacor Pharmaceuticals, Inc. (a)	504	3,256
Cepheid, Inc. (a)	2,367	90,822
Cubist Pharmaceuticals, Inc. (a)	9,810	459,304
Emergent BioSolutions, Inc. (a)	11,876	166,026
Geron Corp. (a)	14,002	14,982
Isis Pharmaceuticals, Inc. (a)	15,175	257,065
Keryx Biopharmaceuticals, Inc. (a)(d)	2,252	15,854
Maxygen, Inc.	8,354	20,133
PDL BioPharma, Inc. (d)	38,545	281,764
Pharmacyclics, Inc. (a)	3,736	300,412
Seattle Genetics, Inc. (a)(d)	4,096	145,449
Trius Therapeutics, Inc. (a)	6,347	43,413
		2,260,433
Health Care Equipment & Supplies - 2.0%
CONMED Corp.	4,079	138,931
Cyberonics, Inc. (a)	1,532	71,713
Greatbatch, Inc. (a)	8,732	260,825
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Invacare Corp.	10,891	$ 142,128
Natus Medical, Inc. (a)	3,212	43,169
NuVasive, Inc. (a)	2,229	47,500
RTI Biologics, Inc. (a)	44,744	176,291
Sirona Dental Systems, Inc. (a)	7,926	584,384
SurModics, Inc. (a)	9,102	248,030
Thoratec Corp. (a)	10,593	397,238
Vascular Solutions, Inc. (a)	3,810	61,798
West Pharmaceutical Services, Inc.	6,848	444,709
		2,616,716
Health Care Providers & Services - 4.9%
Alliance Healthcare Services, Inc. (a)	54,517	423,052
Amedisys, Inc. (a)	4,511	50,162
AMN Healthcare Services, Inc. (a)	6,813	107,850
AmSurg Corp. (a)	8,945	300,910
Centene Corp. (a)	6,803	299,604
Chemed Corp.	3,682	294,486
Corvel Corp. (a)	1,193	59,042
Emeritus Corp. (a)	11,749	326,505
Five Star Quality Care, Inc. (a)	49,688	332,413
Gentiva Health Services, Inc. (a)	14,411	155,927
Hanger, Inc. (a)	15,593	491,647
HealthSouth Corp. (a)	3,502	92,348
Magellan Health Services, Inc. (a)	12,170	578,927
Molina Healthcare, Inc. (a)	9,914	306,045
National Healthcare Corp.	4,959	226,725
PharMerica Corp. (a)	2,043	28,602
Providence Service Corp. (a)	13,251	245,011
Select Medical Holdings Corp.	51,325	461,925
Team Health Holdings, Inc. (a)	16,947	616,532
The Ensign Group, Inc.	934	31,196
Triple-S Management Corp. (a)	1,360	23,691
Universal American Spin Corp.	17,471	145,533
Vanguard Health Systems, Inc. (a)	34,151	507,825
Wellcare Health Plans, Inc. (a)	3,904	226,276
		6,332,234
Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	860	46,535
Omnicell, Inc. (a)	30,716	579,918
		626,453
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (a)	7,383	94,429
Luminex Corp. (a)	1,263	20,865
PAREXEL International Corp. (a)	10,497	414,736
		530,030
Pharmaceuticals - 0.5%
Impax Laboratories, Inc. (a)	6,856	105,857
Jazz Pharmaceuticals PLC (a)	1,634	91,357

	Shares	Value
Pozen, Inc. (a)	20,882	$ 110,048
Questcor Pharmaceuticals, Inc. (d)	11,038	359,177
		666,439
TOTAL HEALTH CARE		13,032,305
INDUSTRIALS - 16.9%
Aerospace & Defense - 2.1%
AAR Corp.	25,020	460,118
American Science & Engineering, Inc.	7,489	456,754
Cubic Corp.	3,460	147,811
Curtiss-Wright Corp.	14,173	491,803
Esterline Technologies Corp. (a)	6,768	512,338
LMI Aerospace, Inc. (a)	1,825	37,942
Moog, Inc. Class A (a)	8,177	374,752
Taser International, Inc. (a)	37,787	300,407
		2,781,925
Air Freight & Logistics - 0.1%
Forward Air Corp.	2,867	106,910
Park-Ohio Holdings Corp. (a)	1,419	47,011
		153,921
Airlines - 2.3%
Alaska Air Group, Inc. (a)	15,702	1,004,288
Republic Airways Holdings, Inc. (a)	27,188	313,750
SkyWest, Inc.	41,914	672,720
Spirit Airlines, Inc. (a)	15,358	389,479
US Airways Group, Inc. (a)(d)	38,898	660,099
		3,040,336
Building Products - 1.1%
A.O. Smith Corp.	7,924	582,969
American Woodmark Corp. (a)	1,305	44,409
Apogee Enterprises, Inc.	22,331	646,482
Gibraltar Industries, Inc. (a)	3,882	70,847
Insteel Industries, Inc.	1,135	18,523
		1,363,230
Commercial Services & Supplies - 2.5%
Consolidated Graphics, Inc. (a)	3,523	137,749
Deluxe Corp.	2,749	113,809
EnerNOC, Inc. (a)	3,371	58,554
G&K Services, Inc. Class A	14,672	667,723
Intersections, Inc. (d)	18,099	170,312
Kimball International, Inc. Class B	24,047	217,866
Mine Safety Appliances Co.	3,665	181,857
Performant Financial Corp.	4,895	60,111
Steelcase, Inc. Class A	29,894	440,339
The Brink's Co.	9,733	275,055
Unifirst Corp. Massachusetts	7,508	679,474
Viad Corp.	6,923	191,490
		3,194,339
Construction & Engineering - 1.9%
Argan, Inc.	24,503	365,340
Dycom Industries, Inc. (a)	12,496	246,046
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
EMCOR Group, Inc.	19,486	$ 826,012
Granite Construction, Inc.	17,436	555,162
MYR Group, Inc. (a)	2,716	66,705
Primoris Services Corp.	10,632	235,074
Sterling Construction Co., Inc. (a)	2,101	22,880
Tutor Perini Corp. (a)	6,197	119,602
		2,436,821
Electrical Equipment - 0.2%
Brady Corp. Class A	4,245	142,335
Powell Industries, Inc. (a)	1,201	63,137
		205,472
Machinery - 2.5%
Alamo Group, Inc.	886	33,890
Albany International Corp. Class A	2,455	70,950
American Railcar Industries, Inc.	2,649	123,814
CLARCOR, Inc.	2,154	112,827
ESCO Technologies, Inc.	679	27,744
Hurco Companies, Inc. (a)	1,560	42,479
Hyster-Yale Materials Handling Class A	12,619	720,419
John Bean Technologies Corp.	2,748	57,021
Kadant, Inc.	13,288	332,200
Kaydon Corp.	3,570	91,321
L.B. Foster Co. Class A	2,340	103,639
Lindsay Corp.	639	56,347
Lydall, Inc. (a)	1,430	21,951
Mueller Industries, Inc.	11,538	614,860
Mueller Water Products, Inc. Class A	17,807	105,596
RBC Bearings, Inc. (a)	1,615	81,654
Standex International Corp.	2,162	119,386
Tennant Co.	3,921	190,404
Twin Disc, Inc.	766	19,211
Watts Water Technologies, Inc. Class A	6,875	329,931
		3,255,644
Professional Services - 1.2%
Barrett Business Services, Inc.	9,026	475,309
GP Strategies Corp. (a)	870	20,758
Insperity, Inc.	11,275	319,872
Kelly Services, Inc. Class A (non-vtg.)	10,621	198,400
Korn/Ferry International (a)	7,017	125,324
Navigant Consulting, Inc. (a)	2,016	26,490
Resources Connection, Inc.	9,380	119,126
TrueBlue, Inc. (a)	4,662	98,555
WageWorks, Inc. (a)	8,445	211,378
		1,595,212
Road & Rail - 1.9%
AMERCO	1,572	272,805
Celadon Group, Inc.	6,965	145,290
Heartland Express, Inc.	4,183	55,801
Knight Transportation, Inc.	6,682	107,580

	Shares	Value
Old Dominion Freight Lines, Inc. (a)	9,771	$ 373,252
Roadrunner Transportation Systems, Inc. (a)	3,124	71,852
Saia, Inc. (a)	8,656	313,088
Swift Transporation Co. (a)	44,543	631,620
Universal Truckload Services, Inc.	3,064	71,483
Werner Enterprises, Inc.	15,136	365,383
		2,408,154
Trading Companies & Distributors - 1.1%
Aceto Corp.	5,198	57,542
Aircastle Ltd.	38,350	524,628
Applied Industrial Technologies, Inc.	9,906	445,770
DXP Enterprises, Inc. (a)	1,758	131,323
H&E Equipment Services, Inc.	11,308	230,683
		1,389,946
TOTAL INDUSTRIALS		21,825,000
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 2.4%
Anaren, Inc. (a)	13,052	253,078
Arris Group, Inc. (a)	33,858	581,342
Black Box Corp.	17,252	376,266
Communications Systems, Inc.	4,178	41,153
Comtech Telecommunications Corp.	14,496	351,963
Emulex Corp. (a)	24,433	159,547
Harmonic, Inc. (a)	15,628	90,486
InterDigital, Inc. (d)	2,899	138,659
Loral Space & Communications Ltd.	7,983	493,988
Oplink Communications, Inc. (a)	2,003	32,849
Plantronics, Inc.	5,356	236,682
Tellabs, Inc.	39,356	82,254
Tessco Technologies, Inc.	10,453	226,203
		3,064,470
Computers & Peripherals - 1.5%
Cray, Inc. (a)	7,174	166,509
Electronics for Imaging, Inc. (a)	17,472	443,090
QLogic Corp. (a)	52,404	607,886
Super Micro Computer, Inc. (a)	4,397	49,642
Synaptics, Inc. (a)	17,813	724,811
		1,991,938
Electronic Equipment & Components - 2.0%
Anixter International, Inc.	9,706	678,644
Audience, Inc.	1,103	16,821
Benchmark Electronics, Inc. (a)	26,029	469,043
Checkpoint Systems, Inc. (a)	4,365	57,007
Coherent, Inc.	1,536	87,153
Daktronics, Inc.	3,998	41,979
Electro Scientific Industries, Inc.	28,937	319,754
Newport Corp. (a)	6,294	106,494
PC Connection, Inc.	2,327	38,046
Plexus Corp. (a)	4,997	121,477
Sanmina Corp. (a)	4,314	49,007
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
ScanSource, Inc. (a)	1,346	$ 37,984
SYNNEX Corp. (a)	13,485	498,945
Vishay Precision Group, Inc. (a)	1,427	20,963
		2,543,317
Internet Software & Services - 0.2%
WebMD Health Corp. (a)	5,578	135,657
XO Group, Inc. (a)	10,457	104,570
		240,227
IT Services - 2.5%
Acxiom Corp. (a)	28,210	575,484
CACI International, Inc. Class A (a)	11,704	677,310
Convergys Corp.	12,665	215,685
CSG Systems International, Inc. (a)	3,435	72,788
Global Cash Access Holdings, Inc. (a)	51,638	364,048
Heartland Payment Systems, Inc.	1,574	51,895
Jack Henry & Associates, Inc.	12,288	567,828
Maximus, Inc.	1,897	151,703
NCI, Inc. Class A (a)	6,508	31,499
Sykes Enterprises, Inc. (a)	1,749	27,914
Teletech Holdings, Inc. (a)	18,905	400,975
Unisys Corp. (a)	6,860	156,065
		3,293,194
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Energy Industries, Inc. (a)	12,021	219,984
Ambarella, Inc. (a)	4,009	62,781
Cabot Microelectronics Corp.	3,966	137,819
Exar Corp. (a)	3,136	32,928
Intersil Corp. Class A	28,952	252,172
Kulicke & Soffa Industries, Inc. (a)	44,652	516,177
Rambus, Inc. (a)	7,252	40,684
RF Micro Devices, Inc. (a)	85,272	453,647
Spansion, Inc. Class A	3,504	45,096
Tessera Technologies, Inc.	8,082	151,538
		1,912,826
Software - 4.2%
Actuate Corp. (a)	14,516	87,096
Advent Software, Inc. (a)	3,947	110,398
Aspen Technology, Inc. (a)	24,198	781,353
AVG Technologies NV (a)(d)	11,577	161,152
CommVault Systems, Inc. (a)	6,906	566,154
Comverse, Inc.	898	25,180
Fair Isaac Corp.	5,771	263,677
Infoblox, Inc.	21,221	460,496
Manhattan Associates, Inc. (a)	9,004	668,907
Monotype Imaging Holdings, Inc.	24,505	581,994
NetScout Systems, Inc. (a)	17,699	434,864
Pegasystems, Inc.	2,790	78,343
Progress Software Corp. (a)	21,806	496,741

	Shares	Value
QAD, Inc.:
Class A	3,391	$ 43,540
Class B	2,704	31,312
TeleCommunication Systems, Inc. Class A (a)	105,615	235,521
TeleNav, Inc. (a)	37,257	240,308
Verint Systems, Inc. (a)	6,481	236,881
		5,503,917
TOTAL INFORMATION TECHNOLOGY		18,549,889
MATERIALS - 5.7%
Chemicals - 2.6%
A. Schulman, Inc.	3,650	115,194
Axiall Corp.	15,283	949,991
Balchem Corp.	812	35,679
FutureFuel Corp.	29,346	356,554
Innospec, Inc.	8,464	374,786
Kraton Performance Polymers, Inc. (a)	1,372	32,105
Landec Corp. (a)	6,229	90,134
LSB Industries, Inc. (a)	3,512	122,147
Minerals Technologies, Inc.	15,860	658,349
OM Group, Inc. (a)	4,428	103,969
Quaker Chemical Corp.	1,477	87,173
Sensient Technologies Corp.	5,789	226,292
Stepan Co.	2,845	179,520
		3,331,893
Construction Materials - 0.6%
Eagle Materials, Inc.	3,861	257,258
Headwaters, Inc. (a)	44,157	481,311
		738,569
Containers & Packaging - 1.5%
AEP Industries, Inc. (a)	6,099	437,969
Boise, Inc.	50,555	437,806
Graphic Packaging Holding Co. (a)	87,931	658,603
Myers Industries, Inc.	26,580	371,057
		1,905,435
Metals & Mining - 0.2%
Metals USA Holdings Corp.	992	20,485
Worthington Industries, Inc.	9,203	285,109
		305,594
Paper & Forest Products - 0.8%
Buckeye Technologies, Inc.	1,885	56,456
Clearwater Paper Corp. (a)	1,693	89,204
Domtar Corp.	4,747	368,462
Neenah Paper, Inc.	3,576	109,998
P.H. Glatfelter Co.	3,323	77,692
Schweitzer-Mauduit International, Inc.	9,636	373,202
		1,075,014
TOTAL MATERIALS		7,356,505
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Premiere Global Services, Inc. (a)	2,251	$ 24,738
UTILITIES - 4.2%
Electric Utilities - 2.5%
Cleco Corp.	18,191	855,523
El Paso Electric Co.	17,871	601,359
IDACORP, Inc.	10,997	530,825
PNM Resources, Inc.	16,992	395,744
Portland General Electric Co.	25,548	774,871
UNS Energy Corp.	1,846	90,343
		3,248,665
Gas Utilities - 0.1%
Southwest Gas Corp.	2,681	127,240
Independent Power Producers & Energy Traders - 0.6%
Black Hills Corp.	14,680	646,507
Genie Energy Ltd. Class B	9,743	90,220
		736,727
Multi-Utilities - 0.5%
Avista Corp.	10,165	278,521
NorthWestern Energy Corp.	11,154	444,598
		723,119
Water Utilities - 0.5%
American States Water Co.	11,028	634,882
TOTAL UTILITIES		5,470,633
TOTAL COMMON STOCKS (Cost $111,204,079)		127,802,731
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 6/27/13 (e) (Cost $299,928)	$ 300,000	299,949
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	5,164,661	$ 5,164,661
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	3,175,900	3,175,900
TOTAL MONEY MARKET FUNDS (Cost $8,340,561)		8,340,561
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $119,844,568)		136,443,241
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(7,049,287)
NET ASSETS - 100%		$ 129,393,954
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
19 Russell 2000 Index Contracts	June 2013	$ 1,802,910	$ 36,488

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $259,956.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,709
Fidelity Securities Lending Cash Central Fund	8,499
Total	$ 10,208
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,123,991	$ 16,123,991	$ -	$ -
Consumer Staples	5,270,817	5,270,817	-	-
Energy	8,053,866	8,053,866	-	-
Financials	32,094,987	32,094,987	-	-
Health Care	13,032,305	13,032,305	-	-
Industrials	21,825,000	21,825,000	-	-
Information Technology	18,549,889	18,549,889	-	-
Materials	7,356,505	7,356,505	-	-
Telecommunication Services	24,738	24,738	-	-
Utilities	5,470,633	5,470,633	-	-
U.S. Government and Government Agency Obligations	299,949	-	299,949	-
Money Market Funds	8,340,561	8,340,561	-	-
Total Investments in Securities:	$ 136,443,241	$ 136,143,292	$ 299,949	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 36,488	$ 36,488	$ -	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $120,004,638. Net unrealized appreciation aggregated $16,438,603, of which $19,277,380 related to appreciated investment securities and $2,838,777 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Emerging Markets Portfolio

March 31, 2013

1.864819.105

VIPEM-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Bermuda - 1.8%
Brilliance China Automotive Holdings Ltd. (a)	476,000	$ 559,239
Credicorp Ltd. (NY Shares)	5,500	913,275
Jardine Matheson Holdings Ltd.	8,800	572,880
TOTAL BERMUDA		2,045,394
Brazil - 11.0%
BM&F Bovespa SA	125,700	845,361
BR Malls Participacoes SA	56,800	710,861
BTG Pactual Participations Ltd. unit	31,200	521,402
CCR SA	76,700	783,037
Cielo SA	27,500	809,316
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	12,700	676,656
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	36,038	1,525,489
Iguatemi Empresa de Shopping Centers SA	38,400	483,432
Itau Unibanco Holding SA sponsored ADR	95,850	1,706,130
Localiza Rent A Car SA	30,200	542,502
Multiplan Empreendimentos Imobiliarios SA	21,700	623,375
Qualicorp SA (a)	55,600	558,545
Souza Cruz SA	45,500	668,512
Tegma Gestao Logistica SA	25,800	410,349
Totvs SA	26,900	552,443
Ultrapar Participacoes SA	30,500	773,235
TOTAL BRAZIL		12,190,645
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (e)	15,400	426,580
Canada - 0.1%
Ivanplats Ltd. Class A (f)	16,016	61,582
Cayman Islands - 3.2%
Baidu.com, Inc. sponsored ADR (a)	6,157	539,969
Eurasia Drilling Co. Ltd. GDR (Reg. S)	14,453	513,082
Haitian International Holdings Ltd.	370,000	575,790
Sands China Ltd.	102,000	528,885
Tencent Holdings Ltd.	44,900	1,427,536
TOTAL CAYMAN ISLANDS		3,585,262
Chile - 0.5%
Compania Cervecerias Unidas SA sponsored ADR (d)	15,641	517,404
China - 1.9%
China Pacific Insurance Group Co. Ltd. (H Shares)	210,200	691,862
Dongfeng Motor Group Co. Ltd. (H Shares)	384,000	539,204
Ping An Insurance Group Co. China Ltd. (H Shares)	118,000	915,112
TOTAL CHINA		2,146,178

	Shares	Value
Colombia - 1.0%
Almacenes Exito SA	28,814	$ 520,882
BanColombia SA sponsored ADR	989	62,554
Grupo de Inversiones Suramerica	26,456	565,211
TOTAL COLOMBIA		1,148,647
Denmark - 0.3%
Novo Nordisk A/S Series B sponsored ADR	2,393	386,470
Finland - 0.9%
Kone Oyj (B Shares)	6,100	479,713
Nokian Tyres PLC	11,600	515,970
TOTAL FINLAND		995,683
France - 1.3%
Christian Dior SA	2,881	477,875
LVMH Moet Hennessy - Louis Vuitton SA	2,915	500,330
Sanofi SA sponsored ADR	9,100	464,828
TOTAL FRANCE		1,443,033
Hong Kong - 0.9%
AIA Group Ltd.	119,600	523,848
Galaxy Entertainment Group Ltd. (a)	117,000	488,345
TOTAL HONG KONG		1,012,193
India - 9.9%
Asian Paints India Ltd.	6,228	562,643
Bajaj Auto Ltd.	16,293	538,675
CRISIL Ltd.	26,761	434,799
Cummins India Ltd.	50,822	465,923
HDFC Bank Ltd.	84,211	967,506
Hero Motocorp Ltd.	17,447	494,273
Hindustan Unilever Ltd.	88,773	761,575
Housing Development Finance Corp. Ltd. (a)	75,779	1,150,329
ITC Ltd.	153,039	870,070
Jubilant Foodworks Ltd. (a)	22,548	516,558
Mahindra & Mahindra Ltd.	37,732	597,071
Sun Pharmaceutical Industries Ltd.	42,395	637,872
Tata Consultancy Services Ltd.	33,155	959,838
Tata Motors Ltd.	112,446	556,032
Titan Industries Ltd. (a)	106,040	499,516
TTK Prestige Ltd. (a)	6,998	417,039
United Spirits Ltd. (a)	16,562	577,875
TOTAL INDIA		11,007,594
Indonesia - 8.2%
PT Astra International Tbk	1,237,500	1,005,292
PT Bank Central Asia Tbk	863,500	1,012,248
PT Bank Rakyat Indonesia Tbk	910,140	818,910
PT Global Mediacom Tbk	2,115,000	505,654
PT Indocement Tunggal Prakarsa Tbk	276,500	662,477
PT Jasa Marga Tbk	946,000	578,799
PT Kalbe Farma Tbk	4,386,000	559,255
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Media Nusantara Citra Tbk	1,819,500	$ 528,555
PT Mitra Adiperkasa Tbk	650,500	608,707
PT Semen Gresik (Persero) Tbk	388,000	706,195
PT Surya Citra Media Tbk	1,749,500	499,226
PT Tower Bersama Infrastructure Tbk (a)	838,000	521,338
PT Unilever Indonesia Tbk	240,500	563,858
PT United Tractors Tbk	292,000	546,480
TOTAL INDONESIA		9,116,994
Ireland - 0.5%
Dragon Oil PLC	56,605	559,055
Italy - 0.5%
Prada SpA	52,900	538,367
Japan - 0.9%
Fanuc Corp.	3,200	492,569
Keyence Corp.	1,700	517,034
TOTAL JAPAN		1,009,603
Korea (South) - 9.9%
Hotel Shilla Co.	11,552	571,418
Hyundai Mobis	3,934	1,087,960
Hyundai Motor Co.	7,633	1,537,719
Kia Motors Corp.	18,745	937,333
LG Household & Health Care Ltd.	1,173	649,849
NHN Corp.	3,485	868,193
Samsung Electronics Co. Ltd.	3,921	5,384,797
TOTAL KOREA (SOUTH)		11,037,269
Malaysia - 0.8%
Bumiputra-Commerce Holdings Bhd	372,800	917,273
Mexico - 7.2%
America Movil S.A.B. de CV Series L sponsored ADR	75,340	1,579,126
Banregio Grupo Financiero SA	71,671	372,297
Bolsa Mexicana de Valores SA de CV	126,817	363,157
Coca-Cola FEMSA S.A.B. de CV Series L	45,700	739,957
Fomento Economico Mexicano S.A.B. de CV unit	106,400	1,197,139
Grupo Financiero Banorte S.A.B. de CV Series O	125,500	1,002,663
Grupo Mexico SA de CV Series B	243,700	984,353
Grupo Televisa SA de CV	169,000	896,895
Mexichem S.A.B. de CV	117,936	632,578
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	31,257	252,633
TOTAL MEXICO		8,020,798
Netherlands - 1.3%
ASML Holding NV (Netherlands)	6,967	468,591
Heineken NV (Bearer)	6,300	474,849
Yandex NV (a)	23,300	538,696
TOTAL NETHERLANDS		1,482,136

	Shares	Value
Nigeria - 1.0%
Guaranty Trust Bank PLC GDR (Reg. S)	73,033	$ 595,219
Nigerian Breweries PLC	462,280	475,838
TOTAL NIGERIA		1,071,057
Panama - 0.5%
Copa Holdings SA Class A	4,900	586,089
Philippines - 3.9%
Alliance Global Group, Inc.	1,068,000	553,497
Ayala Corp.	43,070	597,344
International Container Terminal Services, Inc.	280,940	634,025
Metropolitan Bank & Trust Co.	201,480	577,632
Security Bank Corp.	122,390	545,822
SM Investments Corp.	26,750	730,856
SM Prime Holdings, Inc.	1,401,400	655,887
TOTAL PHILIPPINES		4,295,063
Russia - 2.9%
Magnit OJSC GDR (Reg. S)	19,700	889,455
NOVATEK OAO GDR (Reg. S)	7,400	797,720
Sberbank (Savings Bank of the Russian Federation) (a)	485,700	1,542,596
TOTAL RUSSIA		3,229,771
South Africa - 6.7%
Aspen Pharmacare Holdings Ltd.	35,447	736,248
Barloworld Ltd.	51,986	541,835
Bidvest Group Ltd.	29,400	774,894
Clicks Group Ltd.	71,036	447,987
Discovery Ltd.	69,937	595,073
Imperial Holdings Ltd.	28,738	657,030
Life Healthcare Group Holdings Ltd.	166,300	625,752
Mr Price Group Ltd.	44,815	570,172
Nampak Ltd.	151,200	527,826
Naspers Ltd. Class N	19,300	1,202,354
Shoprite Holdings Ltd.	40,100	797,177
TOTAL SOUTH AFRICA		7,476,348
Switzerland - 1.7%
Compagnie Financiere Richemont SA Series A	6,131	481,154
Schindler Holding AG (Reg.)	3,080	439,305
Swatch Group AG (Bearer)	860	500,074
Syngenta AG (Switzerland)	1,102	459,698
TOTAL SWITZERLAND		1,880,231
Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	851,000	2,863,065
Thailand - 2.7%
BEC World PCL (For. Reg.)	227,100	498,247
Kasikornbank PCL (For. Reg.)	129,000	933,857
Robinsons Department Store PCL (For. Reg.)	115,400	297,514
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Commercial Bank PCL (For. Reg.)	139,500	$ 857,435
Thai Beverage PCL	852,000	419,011
TOTAL THAILAND		3,006,064
Turkey - 3.1%
Coca-Cola Icecek A/S	23,115	667,528
Enka Insaat ve Sanayi A/S	176,000	550,578
Koc Holding A/S	114,000	661,582
Tupras Turkiye Petrol Rafinelleri A/S	22,000	668,767
Turkiye Garanti Bankasi A/S	173,000	923,661
TOTAL TURKEY		3,472,116
United Kingdom - 3.7%
Aggreko PLC	16,913	457,947
Antofagasta PLC	28,840	431,198
BHP Billiton PLC	14,210	413,475
British American Tobacco PLC (United Kingdom)	8,700	466,242
Burberry Group PLC	21,800	440,218
Diageo PLC	14,860	468,515
InterContinental Hotel Group PLC	15,738	479,936
Prudential PLC	29,288	473,943
Standard Chartered PLC (United Kingdom)	17,143	443,727
TOTAL UNITED KINGDOM		4,075,201
United States of America - 5.4%
American Tower Corp.	6,180	475,366
Colgate-Palmolive Co.	4,200	495,726
Cummins, Inc.	4,100	474,821
FMC Corp.	7,800	444,834
Google, Inc. Class A (a)	550	436,717
MasterCard, Inc. Class A	1,000	541,130
Mead Johnson Nutrition Co. Class A	5,942	460,208
Philip Morris International, Inc.	5,400	500,634
QUALCOMM, Inc.	7,199	481,973
Southern Copper Corp.	16,800	631,176
Visa, Inc. Class A	3,300	560,472
Yum! Brands, Inc.	7,600	546,744
TOTAL UNITED STATES OF AMERICA		6,049,801
TOTAL COMMON STOCKS (Cost $91,895,513)		107,652,966
Nonconvertible Preferred Stocks - 0.2%

Brazil - 0.2%
Marcopolo SA (PN) (Cost $222,740)	32,500	230,632
Investment Companies - 0.9%
	Shares	Value
United States of America - 0.9%
iShares MSCI Emerging Markets Index ETF (Cost $949,750)	22,900	$ 979,662
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.15% (b)	1,827,466	1,827,466
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	700,000	700,000
TOTAL MONEY MARKET FUNDS (Cost $2,527,466)		2,527,466
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $95,595,469)		111,390,726
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(137,171)
NET ASSETS - 100%		$ 111,253,555
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $426,580 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,582 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. Class A	10/23/12	$ 77,567
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 512
Fidelity Securities Lending Cash Central Fund	2,105
Total	$ 2,617
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,619,581	$ 21,619,581	$ -	$ -
Consumer Staples	15,832,436	15,832,436	-	-
Energy	3,311,859	3,311,859	-	-
Financials	24,819,167	24,819,167	-	-
Health Care	3,968,970	3,968,970	-	-
Industrials	12,336,736	12,336,736	-	-
Information Technology	17,376,350	17,376,350	-	-
Materials	6,518,035	6,456,453	61,582	-
Telecommunication Services	2,100,464	2,100,464	-	-
Investment Companies	979,662	979,662	-	-
Money Market Funds	2,527,466	2,527,466	-	-
Total Investments in Securities:	$ 111,390,726	$ 111,329,144	$ 61,582	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 53,989,339
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $95,922,715. Net unrealized appreciation aggregated $15,468,011, of which $16,990,300 related to appreciated investment securities and $1,522,289 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

March 31, 2013

1.799868.109

VIPGR-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.4%
Automobiles - 0.5%
Harley-Davidson, Inc.	9,400	$ 501,020
Tesla Motors, Inc. (a)	1,600	60,624
		561,644
Distributors - 0.6%
LKQ Corp. (a)	31,766	691,228
Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp.	9,874	556,400
McDonald's Corp.	8,113	808,785
Starbucks Corp.	18,832	1,072,671
Yum! Brands, Inc.	3,983	286,537
		2,724,393
Household Durables - 1.4%
Toll Brothers, Inc. (a)	26,695	914,037
Whirlpool Corp.	6,985	827,443
		1,741,480
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	7,793	2,076,757
priceline.com, Inc. (a)	1,700	1,169,481
		3,246,238
Media - 2.6%
CBS Corp. Class B	15,866	740,784
Comcast Corp. Class A	44,159	1,855,120
Discovery Communications, Inc. (a)	6,818	536,849
		3,132,753
Multiline Retail - 0.3%
Dollar General Corp. (a)	7,900	399,582
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	48,712	910,914
Dick's Sporting Goods, Inc.	8,581	405,881
Home Depot, Inc.	30,974	2,161,366
Lowe's Companies, Inc.	21,176	802,994
Rent-A-Center, Inc.	7,700	284,438
Ross Stores, Inc.	13,292	805,761
Tractor Supply Co.	2,900	301,977
		5,673,331
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc.	6,200	309,938
lululemon athletica, Inc. (a)	10,448	651,433
Michael Kors Holdings Ltd. (a)	7,420	421,382
NIKE, Inc. Class B	19,432	1,146,682
PVH Corp.	3,700	395,197
		2,924,632
TOTAL CONSUMER DISCRETIONARY		21,095,281
CONSUMER STAPLES - 11.7%
Beverages - 4.2%
Beam, Inc.	4,700	298,638

	Shares	Value
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,400	$ 612,900
PepsiCo, Inc.	11,587	916,648
Remy Cointreau SA	2,700	312,043
The Coca-Cola Co.	72,524	2,932,871
		5,073,100
Food & Staples Retailing - 3.4%
CVS Caremark Corp.	27,372	1,505,186
Safeway, Inc.	34,065	897,613
Wal-Mart Stores, Inc.	16,250	1,215,988
Walgreen Co.	10,108	481,949
		4,100,736
Food Products - 0.7%
Bunge Ltd.	3,917	289,192
Mead Johnson Nutrition Co. Class A	7,025	544,086
		833,278
Household Products - 1.0%
Procter & Gamble Co.	16,400	1,263,784
Tobacco - 2.4%
Altria Group, Inc.	33,649	1,157,189
British American Tobacco PLC (United Kingdom)	14,689	787,198
Lorillard, Inc.	22,772	918,850
		2,863,237
TOTAL CONSUMER STAPLES		14,134,135
ENERGY - 4.6%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	10,500	684,600
Ensco PLC Class A	12,500	750,000
Halliburton Co.	14,488	585,460
McDermott International, Inc. (a)	27,040	297,170
National Oilwell Varco, Inc.	5,399	381,979
Schlumberger Ltd.	8,638	646,900
		3,346,109
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	3,784	330,911
Noble Energy, Inc.	4,052	468,654
Pioneer Natural Resources Co.	4,146	515,141
The Williams Companies, Inc.	24,240	908,030
		2,222,736
TOTAL ENERGY		5,568,845
FINANCIALS - 6.3%
Capital Markets - 1.3%
Charles Schwab Corp.	34,259	606,042
The Blackstone Group LP	47,823	945,939
		1,551,981
Commercial Banks - 0.8%
Wells Fargo & Co.	25,550	945,095
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.9%
SLM Corp.	52,404	$ 1,073,234
Diversified Financial Services - 2.1%
Bank of America Corp.	51,700	629,706
BTG Pactual Participations Ltd. unit	21,600	360,971
Citigroup, Inc.	21,564	953,991
McGraw-Hill Companies, Inc.	11,500	598,920
		2,543,588
Real Estate Investment Trusts - 0.9%
American Tower Corp.	14,900	1,146,108
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	12,176	307,444
Hongkong Land Holdings Ltd.	10,000	74,100
		381,544
TOTAL FINANCIALS		7,641,550
HEALTH CARE - 14.6%
Biotechnology - 6.6%
Achillion Pharmaceuticals, Inc. (a)	15,450	135,033
Alkermes PLC (a)	2,000	47,420
Amgen, Inc.	25,635	2,627,844
Biogen Idec, Inc. (a)	4,000	771,640
BioMarin Pharmaceutical, Inc. (a)	6,800	423,368
Celgene Corp. (a)	9,733	1,128,152
Gilead Sciences, Inc. (a)	54,157	2,649,902
Theravance, Inc. (a)	7,201	170,088
		7,953,447
Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. (a)	17,876	599,025
Ansell Ltd.	25,457	425,928
Boston Scientific Corp. (a)	78,199	610,734
The Cooper Companies, Inc.	9,871	1,064,883
		2,700,570
Health Care Providers & Services - 2.1%
Brookdale Senior Living, Inc. (a)	26,705	744,535
Catamaran Corp. (a)	10,688	566,358
Express Scripts Holding Co. (a)	21,569	1,243,453
		2,554,346
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	12,600	680,400
Pharmaceuticals - 3.1%
AbbVie, Inc.	32,465	1,323,923
Actavis, Inc. (a)	5,913	544,646
Johnson & Johnson	9,633	785,378

	Shares	Value
Merck & Co., Inc.	11,500	$ 508,645
Valeant Pharmaceuticals International, Inc. (Canada) (a)	8,800	660,617
		3,823,209
TOTAL HEALTH CARE		17,711,972
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.2%
Textron, Inc.	24,400	727,364
United Technologies Corp.	20,363	1,902,515
		2,629,879
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. Class B	20,526	1,763,183
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	16,100	460,138
Electrical Equipment - 1.9%
Eaton Corp. PLC	17,912	1,097,110
Emerson Electric Co.	18,468	1,031,807
Generac Holdings, Inc.	5,005	176,877
		2,305,794
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	5,170	350,474
Machinery - 2.9%
Caterpillar, Inc.	6,131	533,213
Cummins, Inc.	8,200	949,642
Ingersoll-Rand PLC	18,950	1,042,440
Manitowoc Co., Inc.	47,517	976,950
		3,502,245
Professional Services - 0.8%
Nielsen Holdings B.V.	9,306	333,341
Towers Watson & Co.	10,073	698,260
		1,031,601
Road & Rail - 1.4%
CSX Corp.	38,600	950,718
Union Pacific Corp.	5,400	769,014
		1,719,732
Trading Companies & Distributors - 0.3%
WESCO International, Inc. (a)	5,019	364,430
TOTAL INDUSTRIALS		14,127,476
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 2.9%
Juniper Networks, Inc. (a)	21,544	399,426
Motorola Solutions, Inc.	14,148	905,896
QUALCOMM, Inc.	33,938	2,272,149
		3,577,471
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.4%
Apple, Inc.	13,605	$ 6,021,979
EMC Corp. (a)	20,536	490,605
		6,512,584
Internet Software & Services - 5.0%
eBay, Inc. (a)	10,290	557,924
Facebook, Inc. Class A	25,619	655,334
Google, Inc. Class A (a)	6,088	4,834,055
		6,047,313
IT Services - 5.8%
Accenture PLC Class A	13,440	1,021,037
Cognizant Technology Solutions Corp. Class A (a)	8,675	664,592
IBM Corp.	7,662	1,634,305
MasterCard, Inc. Class A	2,700	1,461,051
Visa, Inc. Class A	13,016	2,210,637
		6,991,622
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	19,404	688,260
Broadcom Corp. Class A	37,299	1,293,156
Samsung Electronics Co. Ltd.	441	605,635
Skyworks Solutions, Inc. (a)	13,132	289,298
		2,876,349
Software - 6.5%
Check Point Software Technologies Ltd. (a)	12,700	596,773
Concur Technologies, Inc. (a)	6,835	469,291
Guidewire Software, Inc. (a)	15,506	596,051
Microsoft Corp.	54,599	1,562,077
Oracle Corp.	88,980	2,877,613
salesforce.com, Inc. (a)	8,150	1,457,465
Splunk, Inc.	7,222	289,097
Workday, Inc. Class A	1,300	80,119
		7,928,486
TOTAL INFORMATION TECHNOLOGY		33,933,825
MATERIALS - 4.0%
Chemicals - 2.9%
Albemarle Corp.	8,800	550,176

	Shares	Value
Axiall Corp.	4,726	$ 293,768
Eastman Chemical Co.	12,300	859,401
LyondellBasell Industries NV Class A	3,280	207,591
Monsanto Co.	15,425	1,629,343
		3,540,279
Construction Materials - 0.6%
Vulcan Materials Co.	14,025	725,093
Paper & Forest Products - 0.5%
Boise Cascade Co.	16,896	573,450
TOTAL MATERIALS		4,838,822
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC sponsored ADR	18,800	534,108
TOTAL COMMON STOCKS (Cost $102,717,446)		119,586,014
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.15% (b) (Cost $2,125,107)	2,125,107	2,125,107
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $104,842,553)		121,711,121
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(581,952)
NET ASSETS - 100%		$ 121,129,169
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 974
Fidelity Securities Lending Cash Central Fund	481
Total	$ 1,455
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $105,160,548. Net unrealized appreciation aggregated $16,550,573, of which $17,675,680 related to appreciated investment securities and $1,125,107 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

March 31, 2013

1.799879.109

VIPIDX-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.3%
BorgWarner, Inc. (a)(d)	23,781	$ 1,839,223
Delphi Automotive PLC	60,302	2,677,409
Johnson Controls, Inc.	140,730	4,935,401
The Goodyear Tire & Rubber Co. (a)	50,467	636,389
		10,088,422
Automobiles - 0.5%
Ford Motor Co.	806,611	10,606,935
Harley-Davidson, Inc.	46,497	2,478,290
		13,085,225
Distributors - 0.1%
Genuine Parts Co. (d)	31,849	2,484,222
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	20,598	358,199
H&R Block, Inc.	55,792	1,641,401
		1,999,600
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	91,356	3,133,511
Chipotle Mexican Grill, Inc. (a)(d)	6,382	2,079,702
Darden Restaurants, Inc.	26,602	1,374,791
International Game Technology	54,374	897,171
Marriott International, Inc. Class A	50,102	2,115,807
McDonald's Corp.	206,224	20,558,471
Starbucks Corp.	154,094	8,777,194
Starwood Hotels & Resorts Worldwide, Inc.	39,838	2,538,876
Wyndham Worldwide Corp.	28,099	1,811,824
Wynn Resorts Ltd.	16,407	2,053,500
Yum! Brands, Inc.	92,692	6,668,262
		52,009,109
Household Durables - 0.3%
D.R. Horton, Inc. (d)	57,490	1,397,007
Garmin Ltd. (d)	22,525	744,226
Harman International Industries, Inc.	13,971	623,526
Leggett & Platt, Inc. (d)	29,360	991,781
Lennar Corp. Class A (d)	33,953	1,408,370
Newell Rubbermaid, Inc.	58,898	1,537,238
PulteGroup, Inc. (a)(d)	69,964	1,416,071
Whirlpool Corp.	16,152	1,913,366
		10,031,585
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	74,782	19,928,655
Expedia, Inc. (d)	19,211	1,152,852
Netflix, Inc. (a)(d)	11,515	2,181,056
priceline.com, Inc. (a)	10,256	7,055,410
TripAdvisor, Inc. (a)	22,630	1,188,528
		31,506,501

	Shares	Value
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	23,564	$ 1,035,402
Mattel, Inc.	70,848	3,102,434
		4,137,836
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A	44,109	659,871
CBS Corp. Class B	120,330	5,618,208
Comcast Corp. Class A	542,812	22,803,532
DIRECTV (a)	117,861	6,672,111
Discovery Communications, Inc. (a)(d)	50,436	3,971,331
Gannett Co., Inc.	47,256	1,033,489
Interpublic Group of Companies, Inc.	85,121	1,109,127
News Corp. Class A	411,243	12,551,136
Omnicom Group, Inc. (d)	53,758	3,166,346
Scripps Networks Interactive, Inc. Class A	17,698	1,138,689
The Walt Disney Co.	371,288	21,089,158
Time Warner Cable, Inc.	60,772	5,837,758
Time Warner, Inc.	192,239	11,076,811
Viacom, Inc. Class B (non-vtg.)	93,648	5,765,907
Washington Post Co. Class B (d)	931	416,157
		102,909,631
Multiline Retail - 0.8%
Dollar General Corp. (a)	62,191	3,145,621
Dollar Tree, Inc. (a)	46,724	2,262,843
Family Dollar Stores, Inc. (d)	19,766	1,167,182
J.C. Penney Co., Inc. (d)	29,307	442,829
Kohl's Corp.	43,517	2,007,439
Macy's, Inc.	81,288	3,401,090
Nordstrom, Inc.	30,790	1,700,532
Target Corp. (d)	133,836	9,161,074
		23,288,610
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	16,362	755,924
AutoNation, Inc. (a)	7,962	348,338
AutoZone, Inc. (a)(d)	7,471	2,964,269
Bed Bath & Beyond, Inc. (a)	46,505	2,995,852
Best Buy Co., Inc. (d)	54,696	1,211,516
CarMax, Inc. (a)	46,923	1,956,689
GameStop Corp. Class A (d)	24,921	697,040
Gap, Inc.	61,127	2,163,896
Home Depot, Inc.	307,483	21,456,164
L Brands, Inc.	49,222	2,198,255
Lowe's Companies, Inc.	228,272	8,656,074
O'Reilly Automotive, Inc. (a)	22,890	2,347,370
PetSmart, Inc.	22,102	1,372,534
Ross Stores, Inc.	45,733	2,772,334
Staples, Inc.	138,584	1,861,183
Tiffany & Co., Inc.	24,506	1,704,147
TJX Companies, Inc.	149,971	7,011,144
Urban Outfitters, Inc. (a)	22,505	871,844
		63,344,573
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	57,743	$ 2,886,573
Fossil, Inc. (a)(d)	10,983	1,060,958
NIKE, Inc. Class B	149,204	8,804,528
PVH Corp.	16,063	1,715,689
Ralph Lauren Corp.	12,499	2,116,206
VF Corp. (d)	18,136	3,042,314
		19,626,268
TOTAL CONSUMER DISCRETIONARY		334,511,582
CONSUMER STAPLES - 10.8%
Beverages - 2.4%
Beam, Inc.	32,971	2,094,977
Brown-Forman Corp. Class B (non-vtg.)	31,168	2,225,395
Coca-Cola Enterprises, Inc.	53,967	1,992,462
Constellation Brands, Inc. Class A (sub. vtg.) (a)	31,347	1,493,371
Dr. Pepper Snapple Group, Inc.	41,876	1,966,078
Molson Coors Brewing Co. Class B (d)	32,095	1,570,408
Monster Beverage Corp. (a)	29,619	1,414,011
PepsiCo, Inc.	317,273	25,099,467
The Coca-Cola Co.	788,211	31,875,253
		69,731,422
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	89,589	9,506,289
CVS Caremark Corp.	253,195	13,923,193
Kroger Co.	106,616	3,533,254
Safeway, Inc.	49,274	1,298,370
Sysco Corp.	120,509	4,238,302
Wal-Mart Stores, Inc.	343,974	25,739,574
Walgreen Co.	176,869	8,433,114
Whole Foods Market, Inc.	35,445	3,074,854
		69,746,950
Food Products - 1.9%
Archer Daniels Midland Co.	135,439	4,568,357
Campbell Soup Co. (d)	36,856	1,671,788
ConAgra Foods, Inc.	85,110	3,047,789
Dean Foods Co. (a)	38,235	693,201
General Mills, Inc.	132,973	6,556,899
H.J. Heinz Co.	65,942	4,765,628
Hormel Foods Corp. (d)	27,648	1,142,415
Kellogg Co.	51,352	3,308,609
Kraft Foods Group, Inc.	121,856	6,279,240
McCormick & Co., Inc. (non-vtg.) (d)	27,286	2,006,885
Mead Johnson Nutrition Co. Class A	41,648	3,225,638
Mondelez International, Inc.	365,705	11,194,230
The Hershey Co.	30,876	2,702,576
The J.M. Smucker Co.	22,058	2,187,271
Tyson Foods, Inc. Class A	58,328	1,447,701
		54,798,227

	Shares	Value
Household Products - 2.2%
Clorox Co.	26,932	$ 2,384,290
Colgate-Palmolive Co.	90,411	10,671,210
Kimberly-Clark Corp.	79,714	7,810,378
Procter & Gamble Co.	561,764	43,289,534
		64,155,412
Personal Products - 0.1%
Avon Products, Inc.	88,899	1,842,876
Estee Lauder Companies, Inc. Class A	49,298	3,156,551
		4,999,427
Tobacco - 1.8%
Altria Group, Inc. (d)	413,327	14,214,316
Lorillard, Inc.	78,015	3,147,905
Philip Morris International, Inc.	338,868	31,416,452
Reynolds American, Inc.	66,168	2,943,814
		51,722,487
TOTAL CONSUMER STAPLES		315,153,925
ENERGY - 10.8%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	90,858	4,216,720
Cameron International Corp. (a)	50,971	3,323,309
Diamond Offshore Drilling, Inc.	14,296	994,430
Ensco PLC Class A (d)	47,803	2,868,180
FMC Technologies, Inc. (a)(d)	48,890	2,659,127
Halliburton Co.	191,628	7,743,687
Helmerich & Payne, Inc. (d)	21,854	1,326,538
Nabors Industries Ltd. (d)	59,852	970,799
National Oilwell Varco, Inc.	87,738	6,207,464
Noble Corp.	51,972	1,982,732
Rowan Companies PLC (a)	25,553	903,554
Schlumberger Ltd.	273,156	20,456,653
		53,653,193
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	102,941	9,002,190
Apache Corp.	80,566	6,216,473
Cabot Oil & Gas Corp.	43,275	2,925,823
Chesapeake Energy Corp.	107,083	2,185,564
Chevron Corp.	399,516	47,470,491
ConocoPhillips (d)	251,097	15,090,930
CONSOL Energy, Inc. (d)	46,915	1,578,690
Denbury Resources, Inc. (a)(d)	76,802	1,432,357
Devon Energy Corp.	77,650	4,381,013
EOG Resources, Inc.	55,885	7,157,192
EQT Corp.	30,961	2,097,608
Exxon Mobil Corp.	921,405	83,027,805
Hess Corp.	61,105	4,375,729
Kinder Morgan Holding Co. LLC	129,921	5,025,344
Marathon Oil Corp.	145,540	4,907,609
Marathon Petroleum Corp.	68,160	6,107,136
Murphy Oil Corp.	37,250	2,373,943
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Newfield Exploration Co. (a)	27,808	$ 623,455
Noble Energy, Inc.	36,930	4,271,324
Occidental Petroleum Corp.	165,654	12,982,304
Peabody Energy Corp.	55,450	1,172,768
Phillips 66	127,814	8,943,146
Pioneer Natural Resources Co.	27,219	3,381,961
QEP Resources, Inc. (d)	36,720	1,169,165
Range Resources Corp.	33,489	2,713,949
Southwestern Energy Co. (a)	72,190	2,689,799
Spectra Energy Corp.	137,402	4,225,112
Tesoro Corp.	28,262	1,654,740
The Williams Companies, Inc.	140,157	5,250,281
Valero Energy Corp.	113,711	5,172,713
WPX Energy, Inc. (a)(d)	41,157	659,335
		260,265,949
TOTAL ENERGY		313,919,142
FINANCIALS - 15.7%
Capital Markets - 2.1%
Ameriprise Financial, Inc. (d)	41,844	3,081,811
Bank of New York Mellon Corp.	239,271	6,697,195
BlackRock, Inc. Class A	25,864	6,643,944
Charles Schwab Corp.	226,024	3,998,365
E*TRADE Financial Corp. (a)	58,686	628,527
Franklin Resources, Inc.	28,409	4,284,361
Goldman Sachs Group, Inc.	89,987	13,241,587
Invesco Ltd.	90,678	2,626,035
Legg Mason, Inc. (d)	23,602	758,804
Morgan Stanley	282,333	6,205,679
Northern Trust Corp.	44,756	2,441,887
State Street Corp.	93,957	5,551,919
T. Rowe Price Group, Inc.	53,265	3,987,951
		60,148,065
Commercial Banks - 2.7%
BB&T Corp.	143,920	4,517,649
Comerica, Inc.	38,594	1,387,454
Fifth Third Bancorp	180,002	2,935,833
First Horizon National Corp.	50,056	534,598
Huntington Bancshares, Inc.	173,159	1,279,645
KeyCorp	189,991	1,892,310
M&T Bank Corp. (d)	25,149	2,594,371
PNC Financial Services Group, Inc.	108,673	7,226,755
Regions Financial Corp.	290,664	2,380,538
SunTrust Banks, Inc.	110,833	3,193,099
U.S. Bancorp	383,205	13,002,146
Wells Fargo & Co.	1,008,080	37,288,879
Zions Bancorporation (d)	37,878	946,571
		79,179,848

	Shares	Value
Consumer Finance - 0.9%
American Express Co.	197,639	$ 13,332,727
Capital One Financial Corp.	119,739	6,579,658
Discover Financial Services	101,879	4,568,254
SLM Corp.	93,230	1,909,350
		26,389,989
Diversified Financial Services - 3.7%
Bank of America Corp.	2,225,190	27,102,814
Citigroup, Inc.	624,921	27,646,505
CME Group, Inc. (d)	63,113	3,874,507
IntercontinentalExchange, Inc. (a)(d)	14,941	2,436,429
JPMorgan Chase & Co.	787,119	37,356,668
Leucadia National Corp.	60,322	1,654,632
McGraw-Hill Companies, Inc.	57,746	3,007,412
Moody's Corp. (d)	39,850	2,124,802
NYSE Euronext	49,973	1,930,957
The NASDAQ Stock Market, Inc.	24,191	781,369
		107,916,095
Insurance - 4.1%
ACE Ltd.	69,781	6,208,416
AFLAC, Inc.	96,191	5,003,856
Allstate Corp.	98,187	4,818,036
American International Group, Inc. (a)	303,606	11,785,985
Aon PLC	64,075	3,940,613
Assurant, Inc. (d)	16,208	729,522
Berkshire Hathaway, Inc. Class B (a)	375,092	39,084,586
Cincinnati Financial Corp.	30,211	1,425,657
Genworth Financial, Inc. Class A (a)	101,327	1,013,270
Hartford Financial Services Group, Inc. (d)	89,786	2,316,479
Lincoln National Corp.	55,826	1,820,486
Loews Corp.	63,667	2,805,805
Marsh & McLennan Companies, Inc.	112,773	4,281,991
MetLife, Inc.	224,897	8,550,584
Principal Financial Group, Inc. (d)	56,718	1,930,114
Progressive Corp.	114,261	2,887,375
Prudential Financial, Inc.	95,627	5,641,037
The Chubb Corp.	53,669	4,697,648
The Travelers Companies, Inc.	77,726	6,543,752
Torchmark Corp.	19,261	1,151,808
Unum Group (d)	55,484	1,567,423
XL Group PLC Class A	60,658	1,837,937
		120,042,380
Real Estate Investment Trusts - 2.1%
American Tower Corp.	81,253	6,249,981
Apartment Investment & Management Co. Class A	29,988	919,432
AvalonBay Communities, Inc.	23,399	2,963,951
Boston Properties, Inc.	31,185	3,151,556
Equity Residential (SBI)	65,877	3,627,188
HCP, Inc.	93,237	4,648,797
Health Care REIT, Inc. (d)	53,642	3,642,828
Host Hotels & Resorts, Inc.	149,446	2,613,811
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp.	83,881	$ 1,878,934
Plum Creek Timber Co., Inc. (d)	33,383	1,742,593
Prologis, Inc. (d)	95,176	3,805,136
Public Storage	29,665	4,518,573
Simon Property Group, Inc.	64,507	10,228,230
Ventas, Inc.	60,039	4,394,855
Vornado Realty Trust	34,835	2,913,599
Weyerhaeuser Co.	112,140	3,518,953
		60,818,417
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	62,559	1,579,615
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	97,761	844,655
People's United Financial, Inc.	69,648	936,069
		1,780,724
TOTAL FINANCIALS		457,855,133
HEALTH CARE - 12.3%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)(d)	40,145	3,698,960
Amgen, Inc. (d)	153,914	15,777,724
Biogen Idec, Inc. (a)	48,598	9,375,040
Celgene Corp. (a)	86,115	9,981,590
Gilead Sciences, Inc. (a)	313,080	15,319,004
		54,152,318
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	323,010	11,408,713
Baxter International, Inc.	112,270	8,155,293
Becton, Dickinson & Co. (d)	39,888	3,813,692
Boston Scientific Corp. (a)	279,155	2,180,201
C.R. Bard, Inc.	15,644	1,576,602
CareFusion Corp. (a)	45,776	1,601,702
Covidien PLC	97,076	6,585,636
DENTSPLY International, Inc.	29,378	1,246,215
Edwards Lifesciences Corp. (a)(d)	23,465	1,927,884
Intuitive Surgical, Inc. (a)	8,252	4,053,300
Medtronic, Inc.	207,986	9,767,023
St. Jude Medical, Inc.	58,172	2,352,476
Stryker Corp.	59,472	3,879,953
Varian Medical Systems, Inc. (a)(d)	22,439	1,615,608
Zimmer Holdings, Inc.	34,828	2,619,762
		62,784,060
Health Care Providers & Services - 1.9%
Aetna, Inc.	67,453	3,448,197
AmerisourceBergen Corp.	47,335	2,435,386
Cardinal Health, Inc.	70,098	2,917,479
CIGNA Corp.	58,807	3,667,793
Coventry Health Care, Inc.	27,682	1,301,884

	Shares	Value
DaVita, Inc. (a)	17,357	$ 2,058,367
Express Scripts Holding Co. (a)	168,324	9,703,879
Humana, Inc.	32,566	2,250,636
Laboratory Corp. of America Holdings (a)(d)	19,146	1,726,969
McKesson Corp.	47,894	5,170,636
Patterson Companies, Inc.	17,203	654,402
Quest Diagnostics, Inc.	32,538	1,836,770
Tenet Healthcare Corp. (a)	21,446	1,020,401
UnitedHealth Group, Inc.	210,776	12,058,495
WellPoint, Inc.	62,525	4,141,031
		54,392,325
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	30,102	2,852,165
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	71,354	2,994,727
Life Technologies Corp. (a)	35,384	2,286,868
PerkinElmer, Inc.	23,389	786,806
Thermo Fisher Scientific, Inc.	73,545	5,625,457
Waters Corp. (a)	17,663	1,658,732
		13,352,590
Pharmaceuticals - 5.9%
AbbVie, Inc.	325,064	13,256,110
Actavis, Inc. (a)	26,288	2,421,388
Allergan, Inc.	63,248	7,060,374
Bristol-Myers Squibb Co.	336,722	13,869,579
Eli Lilly & Co.	205,297	11,658,817
Forest Laboratories, Inc. (a)	48,190	1,833,148
Hospira, Inc. (a)(d)	34,016	1,116,745
Johnson & Johnson	574,857	46,868,091
Merck & Co., Inc.	621,550	27,491,157
Mylan, Inc. (a)	81,346	2,354,153
Perrigo Co. (d)	18,169	2,157,205
Pfizer, Inc.	1,478,431	42,667,519
		172,754,286
TOTAL HEALTH CARE		360,287,744
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.	68,324	4,817,525
Honeywell International, Inc. (d)	161,186	12,145,365
L-3 Communications Holdings, Inc.	18,487	1,495,968
Lockheed Martin Corp.	55,061	5,314,488
Northrop Grumman Corp. (d)	48,766	3,420,935
Precision Castparts Corp.	30,118	5,710,975
Raytheon Co.	66,910	3,933,639
Rockwell Collins, Inc. (d)	28,086	1,772,788
Textron, Inc.	55,843	1,664,680
The Boeing Co.	139,955	12,015,137
United Technologies Corp.	173,426	16,203,191
		68,494,691
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	33,121	$ 1,969,375
Expeditors International of Washington, Inc.	42,466	1,516,461
FedEx Corp.	60,142	5,905,944
United Parcel Service, Inc. Class B (d)	147,057	12,632,196
		22,023,976
Airlines - 0.1%
Southwest Airlines Co.	149,733	2,018,401
Building Products - 0.0%
Masco Corp.	73,328	1,484,892
Commercial Services & Supplies - 0.6%
ADT Corp.	47,758	2,337,277
Avery Dennison Corp.	20,587	886,682
Cintas Corp.	21,551	951,046
Iron Mountain, Inc.	34,410	1,249,427
Pitney Bowes, Inc. (d)	41,407	615,308
Republic Services, Inc.	61,145	2,017,785
Stericycle, Inc. (a)	17,704	1,879,811
Tyco International Ltd.	95,837	3,066,784
Waste Management, Inc.	89,929	3,526,116
		16,530,236
Construction & Engineering - 0.2%
Fluor Corp.	33,419	2,216,682
Jacobs Engineering Group, Inc. (a)	26,807	1,507,626
Quanta Services, Inc. (a)(d)	43,853	1,253,319
		4,977,627
Electrical Equipment - 0.7%
Eaton Corp. PLC (d)	96,881	5,933,961
Emerson Electric Co.	148,494	8,296,360
Rockwell Automation, Inc.	28,751	2,482,649
Roper Industries, Inc.	20,337	2,589,103
		19,302,073
Industrial Conglomerates - 2.4%
3M Co.	130,545	13,878,239
Danaher Corp.	119,238	7,410,642
General Electric Co.	2,138,405	49,439,924
		70,728,805
Machinery - 1.8%
Caterpillar, Inc.	134,711	11,715,816
Cummins, Inc.	36,309	4,204,945
Deere & Co.	80,113	6,888,116
Dover Corp. (d)	35,923	2,618,068
Flowserve Corp.	9,897	1,659,826
Illinois Tool Works, Inc.	85,411	5,204,946
Ingersoll-Rand PLC	56,678	3,117,857
Joy Global, Inc. (d)	21,842	1,300,036
PACCAR, Inc. (d)	72,691	3,675,257
Pall Corp.	22,846	1,561,981
Parker Hannifin Corp.	30,674	2,809,125

	Shares	Value
Pentair Ltd.	42,392	$ 2,236,178
Snap-On, Inc.	11,983	990,994
Stanley Black & Decker, Inc.	32,955	2,668,366
Xylem, Inc. (d)	38,284	1,055,107
		51,706,618
Professional Services - 0.1%
Dun & Bradstreet Corp. (d)	8,406	703,162
Equifax, Inc.	24,771	1,426,562
Robert Half International, Inc.	28,699	1,077,073
		3,206,797
Road & Rail - 0.8%
CSX Corp.	209,927	5,170,502
Norfolk Southern Corp.	64,681	4,985,611
Ryder System, Inc.	10,586	632,514
Union Pacific Corp.	96,511	13,744,132
		24,532,759
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	55,512	2,850,541
W.W. Grainger, Inc.	12,296	2,766,354
		5,616,895
TOTAL INDUSTRIALS		290,623,770
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,096,520	22,928,233
F5 Networks, Inc. (a)	16,162	1,439,711
Harris Corp.	23,208	1,075,459
JDS Uniphase Corp. (a)	48,358	646,546
Juniper Networks, Inc. (a)	106,028	1,965,759
Motorola Solutions, Inc. (d)	56,755	3,634,023
QUALCOMM, Inc.	353,333	23,655,644
		55,345,375
Computers & Peripherals - 4.1%
Apple, Inc.	193,117	85,479,368
Dell, Inc.	300,336	4,303,815
EMC Corp. (a)	432,776	10,339,019
Hewlett-Packard Co.	401,578	9,573,620
NetApp, Inc. (a)	74,117	2,531,837
SanDisk Corp. (a)	49,736	2,735,480
Seagate Technology (d)	65,682	2,401,334
Western Digital Corp.	44,543	2,239,622
		119,604,095
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A (d)	32,842	2,451,655
Corning, Inc.	302,799	4,036,311
FLIR Systems, Inc.	29,812	775,410
Jabil Circuit, Inc.	37,829	699,080
Molex, Inc.	28,471	833,631
TE Connectivity Ltd.	86,427	3,623,884
		12,419,971
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)(d)	36,581	$ 1,290,943
eBay, Inc. (a)	239,965	13,010,902
Google, Inc. Class A (a)	54,914	43,603,363
VeriSign, Inc. (a)(d)	31,374	1,483,363
Yahoo!, Inc. (a)	199,304	4,689,623
		64,078,194
IT Services - 3.8%
Accenture PLC Class A	132,507	10,066,557
Automatic Data Processing, Inc.	99,744	6,485,355
Cognizant Technology Solutions Corp. Class A (a)	62,062	4,754,570
Computer Sciences Corp.	31,564	1,553,896
Fidelity National Information Services, Inc.	60,296	2,388,928
Fiserv, Inc. (a)(d)	27,456	2,411,460
IBM Corp.	215,447	45,954,845
MasterCard, Inc. Class A	21,714	11,750,097
Paychex, Inc. (d)	66,570	2,334,610
SAIC, Inc. (d)	58,354	790,697
Teradata Corp. (a)	34,096	1,994,957
The Western Union Co. (d)	116,967	1,759,184
Total System Services, Inc.	33,044	818,830
Visa, Inc. Class A	106,055	18,012,381
		111,076,367
Office Electronics - 0.1%
Xerox Corp.	251,682	2,164,465
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)(d)	124,822	318,296
Altera Corp.	65,757	2,332,401
Analog Devices, Inc.	62,926	2,925,430
Applied Materials, Inc.	246,789	3,326,716
Broadcom Corp. Class A	107,654	3,732,364
First Solar, Inc. (a)(d)	12,368	333,441
Intel Corp. (d)	1,017,145	22,224,618
KLA-Tencor Corp.	34,168	1,802,020
Lam Research Corp. (a)	33,387	1,384,225
Linear Technology Corp. (d)	47,827	1,835,122
LSI Corp. (a)	113,054	766,506
Microchip Technology, Inc.	40,176	1,476,870
Micron Technology, Inc. (a)(d)	210,129	2,097,087
NVIDIA Corp. (d)	128,501	1,647,383
Teradyne, Inc. (a)(d)	39,138	634,818
Texas Instruments, Inc. (d)	227,199	8,061,021
Xilinx, Inc.	53,790	2,053,164
		56,951,482
Software - 3.3%
Adobe Systems, Inc. (a)	102,577	4,463,125
Autodesk, Inc. (a)	46,210	1,905,700
BMC Software, Inc. (a)	27,035	1,252,532

	Shares	Value
CA Technologies, Inc.	68,445	$ 1,722,761
Citrix Systems, Inc. (a)	38,334	2,766,181
Electronic Arts, Inc. (a)	61,710	1,092,267
Intuit, Inc.	57,295	3,761,417
Microsoft Corp.	1,550,318	44,354,598
Oracle Corp.	759,414	24,559,449
Red Hat, Inc. (a)	39,730	2,008,749
salesforce.com, Inc. (a)(d)	27,708	4,955,022
Symantec Corp. (a)	141,732	3,497,946
		96,339,747
TOTAL INFORMATION TECHNOLOGY		517,979,696
MATERIALS - 3.4%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	42,698	3,719,850
Airgas, Inc.	14,051	1,393,297
CF Industries Holdings, Inc.	12,957	2,466,624
E.I. du Pont de Nemours & Co.	192,136	9,445,406
Eastman Chemical Co.	31,661	2,212,154
Ecolab, Inc. (d)	54,592	4,377,187
FMC Corp.	28,312	1,614,633
International Flavors & Fragrances, Inc.	16,774	1,286,063
LyondellBasell Industries NV Class A	78,086	4,942,063
Monsanto Co.	110,190	11,639,370
PPG Industries, Inc.	29,377	3,934,755
Praxair, Inc.	60,911	6,794,013
Sherwin-Williams Co.	17,650	2,980,909
Sigma Aldrich Corp. (d)	24,770	1,924,134
The Dow Chemical Co.	247,678	7,886,068
The Mosaic Co.	56,903	3,391,988
		70,008,514
Construction Materials - 0.1%
Vulcan Materials Co. (d)	26,708	1,380,804
Containers & Packaging - 0.2%
Ball Corp.	30,732	1,462,229
Bemis Co., Inc.	21,182	854,906
MeadWestvaco Corp.	36,125	1,311,338
Owens-Illinois, Inc. (a)	33,742	899,224
Sealed Air Corp.	40,019	964,858
		5,492,555
Metals & Mining - 0.6%
Alcoa, Inc. (d)	219,907	1,873,608
Allegheny Technologies, Inc. (d)	22,102	700,854
Cliffs Natural Resources, Inc. (d)	31,157	592,295
Freeport-McMoRan Copper & Gold, Inc.	195,271	6,463,470
Newmont Mining Corp.	102,154	4,279,231
Nucor Corp.	65,331	3,015,026
United States Steel Corp. (d)	29,671	578,585
		17,503,069
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co.	90,735	$ 4,226,436
TOTAL MATERIALS		98,611,378
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	1,129,350	41,435,852
CenturyLink, Inc. (d)	128,701	4,521,266
Frontier Communications Corp. (d)	205,295	817,074
Verizon Communications, Inc.	587,804	28,890,567
Windstream Corp. (d)	121,433	965,392
		76,630,151
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	60,290	4,198,596
MetroPCS Communications, Inc. (a)(d)	65,821	717,449
Sprint Nextel Corp. (a)	619,165	3,845,015
		8,761,060
TOTAL TELECOMMUNICATION SERVICES		85,391,211
UTILITIES - 3.4%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	99,878	4,857,067
Duke Energy Corp.	144,912	10,519,162
Edison International	67,003	3,371,591
Entergy Corp.	36,625	2,316,165
Exelon Corp.	175,835	6,062,791
FirstEnergy Corp.	86,006	3,629,453
NextEra Energy, Inc. (d)	87,168	6,771,210
Northeast Utilities	64,643	2,809,385
Pepco Holdings, Inc.	47,315	1,012,541
Pinnacle West Capital Corp.	22,571	1,306,635
PPL Corp.	119,862	3,752,879
Southern Co.	178,704	8,384,792
Xcel Energy, Inc.	100,416	2,982,355
		57,776,026
Gas Utilities - 0.1%
AGL Resources, Inc.	24,241	1,016,910
ONEOK, Inc.	42,145	2,009,052
		3,025,962
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	66,460	1,760,525
The AES Corp.	127,294	1,600,086
		3,360,611
Multi-Utilities - 1.2%
Ameren Corp.	49,898	1,747,428
CenterPoint Energy, Inc.	87,951	2,107,306
CMS Energy Corp.	54,465	1,521,752

	Shares	Value
Consolidated Edison, Inc. (d)	60,230	$ 3,675,837
Dominion Resources, Inc.	118,518	6,895,377
DTE Energy Co.	35,484	2,424,977
Integrys Energy Group, Inc.	16,123	937,714
NiSource, Inc.	63,996	1,877,643
PG&E Corp.	90,206	4,016,873
Public Service Enterprise Group, Inc.	104,051	3,573,111
SCANA Corp.	27,232	1,393,189
Sempra Energy	46,531	3,719,688
TECO Energy, Inc. (d)	41,998	748,404
Wisconsin Energy Corp.	47,095	2,019,905
		36,659,204
TOTAL UTILITIES		100,821,803
TOTAL COMMON STOCKS (Cost $1,562,325,352)		2,875,155,384
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.14% 4/11/13 to 6/27/13 (e) (Cost $3,149,675)	$ 3,150,000	3,149,812
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	34,459,003	34,459,003
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	250,982,839	250,982,839
TOTAL MONEY MARKET FUNDS (Cost $285,441,842)		285,441,842
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $1,850,916,869)		3,163,747,038
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(246,889,439)
NET ASSETS - 100%		$ 2,916,857,599
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
117 CME E-mini S&P 500 Index Contracts	June 2013	$ 9,141,795	$ 113,870
82 CME S&P 500 Index Contracts	June 2013	32,035,350	493,910
TOTAL EQUITY INDEX CONTRACTS		$ 41,177,145	$ 607,780

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,980,821.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,776
Fidelity Securities Lending Cash Central Fund	92,792
Total	$ 108,568
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 334,511,582	$ 334,511,582	$ -	$ -
Consumer Staples	315,153,925	315,153,925	-	-
Energy	313,919,142	313,919,142	-	-
Financials	457,855,133	457,855,133	-	-
Health Care	360,287,744	360,287,744	-	-
Industrials	290,623,770	290,623,770	-	-
Information Technology	517,979,696	517,979,696	-	-
Materials	98,611,378	98,611,378	-	-
Telecommunication Services	85,391,211	85,391,211	-	-
Utilities	100,821,803	100,821,803	-	-
U.S. Government and Government Agency Obligations	3,149,812	-	3,149,812	-
Money Market Funds	285,441,842	285,441,842	-	-
Total Investments in Securities:	$ 3,163,747,038	$ 3,160,597,226	$ 3,149,812	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 607,780	$ 607,780	$ -	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $1,856,583,089. Net unrealized appreciation aggregated $1,307,163,949, of which $1,494,609,193 related to appreciated investment securities and $187,445,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

March 31, 2013

1.814640.108

VIPCAP-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 1.1%
Carsales.com Ltd.	22,808	$ 223,218
Coca-Cola Amatil Ltd.	16,496	250,409
CSL Ltd.	5,806	358,040
TOTAL AUSTRALIA		831,667
Austria - 0.3%
Andritz AG	3,702	248,375
Bailiwick of Jersey - 1.7%
Experian PLC	19,100	330,845
UBM PLC	21,600	231,218
Wolseley PLC	6,996	347,922
WPP PLC	19,600	312,405
TOTAL BAILIWICK OF JERSEY		1,222,390
Belgium - 0.8%
Anheuser-Busch InBev SA NV	5,968	590,969
Bermuda - 0.7%
Credicorp Ltd. (NY Shares)	1,800	298,890
Jardine Matheson Holdings Ltd.	3,600	234,360
TOTAL BERMUDA		533,250
Brazil - 4.3%
BM&F Bovespa SA	40,700	273,717
BR Malls Participacoes SA	20,400	255,309
CCR SA	24,900	254,206
Cielo SA	9,100	267,810
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	9,000	380,970
Iguatemi Empresa de Shopping Centers SA	18,300	230,386
Itau Unibanco Holding SA sponsored ADR	24,800	441,440
Multiplan Empreendimentos Imobiliarios SA	8,800	252,797
Qualicorp SA (a)	24,600	247,126
Souza Cruz SA	15,900	233,612
Ultrapar Participacoes SA	10,200	258,590
TOTAL BRAZIL		3,095,963
Canada - 2.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,900	265,584
Canadian National Railway Co.	4,300	432,180
Canadian Pacific Railway Ltd.	2,600	339,227
CGI Group, Inc. Class A (sub. vtg.) (a)	9,500	258,202
Cineplex, Inc.	6,800	230,806
Constellation Software, Inc.	1,950	240,158
Dollarama, Inc.	3,900	250,428
TOTAL CANADA		2,016,585
Cayman Islands - 1.6%
Baidu.com, Inc. sponsored ADR (a)	2,500	219,250
Sa Sa International Holdings Ltd.	246,000	237,997

	Shares	Value
Sands China Ltd.	60,400	$ 313,183
Tencent Holdings Ltd.	11,700	371,986
TOTAL CAYMAN ISLANDS		1,142,416
Chile - 0.3%
Parque Arauco SA	91,093	235,509
Denmark - 0.7%
Novo Nordisk A/S Series B sponsored ADR	3,200	516,800
Finland - 0.8%
Kone Oyj (B Shares)	3,600	283,109
Nokian Tyres PLC	5,886	261,810
TOTAL FINLAND		544,919
France - 7.6%
Air Liquide SA	3,480	422,798
BIC SA	2,146	249,200
Bureau Veritas SA	2,200	273,829
Christian Dior SA	1,988	329,752
Dassault Systemes SA	2,106	243,448
Edenred SA	7,200	235,625
L'Oreal SA	2,400	380,556
LVMH Moet Hennessy - Louis Vuitton SA	2,669	458,106
Pernod Ricard SA	2,900	361,365
PPR SA	1,400	307,593
Publicis Groupe SA	4,800	321,857
Safran SA	5,700	254,231
Sanofi SA	7,598	772,050
Schneider Electric SA	5,329	389,366
Sodexo SA	2,800	260,933
Zodiac Aerospace	2,300	267,996
TOTAL FRANCE		5,528,705
Germany - 5.7%
adidas AG	3,300	342,385
BASF AG	6,407	561,099
Bayer AG	5,600	577,643
Bayerische Motoren Werke AG (BMW)	4,122	355,652
Brenntag AG	1,600	249,807
Fresenius SE & Co. KGaA	2,500	308,573
Henkel AG & Co. KGaA	4,708	371,753
Hugo Boss AG	2,000	224,119
Linde AG	1,900	353,271
MTU Aero Engines Holdings AG	2,400	227,503
SAP AG	7,082	567,379
TOTAL GERMANY		4,139,184
Hong Kong - 1.4%
AIA Group Ltd.	113,600	497,568
Galaxy Entertainment Group Ltd. (a)	66,000	275,476
Techtronic Industries Co. Ltd.	102,000	248,346
TOTAL HONG KONG		1,021,390
Common Stocks - continued
	Shares	Value
India - 3.3%
Asian Paints India Ltd.	3,184	$ 287,645
Bajaj Auto Ltd.	7,121	235,433
HDFC Bank Ltd.	31,456	361,400
Housing Development Finance Corp. Ltd. (a)	26,167	397,216
ITC Ltd.	53,471	303,998
Sun Pharmaceutical Industries Ltd.	17,588	264,628
Tata Consultancy Services Ltd.	9,853	285,245
Titan Industries Ltd. (a)	52,221	245,994
TOTAL INDIA		2,381,559
Indonesia - 3.8%
PT ACE Hardware Indonesia Tbk	2,774,500	236,801
PT Astra International Tbk	402,000	326,568
PT Bank Central Asia Tbk	260,000	304,788
PT Bank Rakyat Indonesia Tbk	311,500	280,276
PT Global Mediacom Tbk	1,003,500	239,917
PT Jasa Marga Tbk	454,500	278,081
PT Mitra Adiperkasa Tbk	295,500	276,515
PT Semen Gresik (Persero) Tbk	139,500	253,903
PT Surya Citra Media Tbk	990,500	282,642
PT Tower Bersama Infrastructure Tbk (a)	424,500	264,091
TOTAL INDONESIA		2,743,582
Ireland - 0.6%
Accenture PLC Class A	2,992	227,302
Dragon Oil PLC	24,300	239,997
TOTAL IRELAND		467,299
Italy - 0.7%
Prada SpA	24,400	248,320
Tod's SpA	1,657	237,254
TOTAL ITALY		485,574
Japan - 3.3%
Daito Trust Construction Co. Ltd.	3,400	289,669
Fanuc Corp.	2,600	400,212
Japan Tobacco, Inc.	12,500	398,364
Kansai Paint Co. Ltd.	22,000	244,457
Keyence Corp.	980	298,055
Miraca Holdings, Inc.	4,800	233,792
SMC Corp.	1,500	289,690
USS Co. Ltd.	2,220	260,594
TOTAL JAPAN		2,414,833
Korea (South) - 1.8%
Hyundai Mobis	1,097	303,379
Samsung Electronics Co. Ltd.	707	970,939
TOTAL KOREA (SOUTH)		1,274,318
Luxembourg - 0.3%
Eurofins Scientific SA	1,200	251,960

	Shares	Value
Mexico - 2.6%
Bolsa Mexicana de Valores SA de CV	83,100	$ 237,968
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,000	340,500
Grupo Financiero Banorte S.A.B. de CV Series O	39,100	312,383
Grupo Mexico SA de CV Series B	74,600	301,324
Grupo Televisa SA de CV (CPO) sponsored ADR	10,802	287,441
Mexichem S.A.B. de CV	47,500	254,778
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	20,500	165,690
TOTAL MEXICO		1,900,084
Netherlands - 1.9%
ASML Holding NV (Netherlands)	4,834	325,128
Core Laboratories NV	1,720	237,222
Heineken Holding NV (A Shares)	5,400	346,030
LyondellBasell Industries NV Class A	3,600	227,844
Yandex NV (a)	9,804	226,668
TOTAL NETHERLANDS		1,362,892
Nigeria - 1.0%
Guaranty Trust Bank PLC	1,598,101	263,074
Nestle Foods Nigeria PLC	38,925	233,231
Nigerian Breweries PLC	235,654	242,565
TOTAL NIGERIA		738,870
Panama - 0.7%
Copa Holdings SA Class A	2,300	275,103
Intergroup Financial Services Corp.	6,521	260,840
TOTAL PANAMA		535,943
Philippines - 2.1%
Alliance Global Group, Inc.	445,500	230,883
International Container Terminal Services, Inc.	123,180	277,993
Metropolitan Bank & Trust Co.	90,750	260,175
Security Bank Corp.	53,380	238,058
SM Investments Corp.	10,285	281,004
SM Prime Holdings, Inc.	519,300	243,044
TOTAL PHILIPPINES		1,531,157
Russia - 1.3%
Magnit OJSC GDR (Reg. S)	6,100	275,415
NOVATEK OAO GDR (Reg. S)	2,600	280,280
Sberbank (Savings Bank of the Russian Federation) (a)	127,800	405,896
TOTAL RUSSIA		961,591
South Africa - 2.7%
Aspen Pharmacare Holdings Ltd.	15,100	313,633
Discovery Ltd.	30,700	261,217
Life Healthcare Group Holdings Ltd.	67,000	252,107
Mr Price Group Ltd.	21,300	270,996
Common Stocks - continued
	Shares	Value
South Africa - continued
Nampak Ltd.	66,500	$ 232,146
Naspers Ltd. Class N	5,400	336,410
Shoprite Holdings Ltd.	14,880	295,810
TOTAL SOUTH AFRICA		1,962,319
Spain - 1.2%
Amadeus IT Holding SA Class A	9,600	259,344
Grifols SA ADR	9,500	275,595
Inditex SA	2,687	356,144
TOTAL SPAIN		891,083
Sweden - 1.3%
ASSA ABLOY AB (B Shares)	7,200	294,008
Atlas Copco AB (A Shares)	13,000	369,060
Elekta AB (B Shares)	18,600	282,430
TOTAL SWEDEN		945,498
Switzerland - 4.9%
Compagnie Financiere Richemont SA Series A	5,354	420,176
Dufry AG (a)	1,860	230,810
Nestle SA	18,644	1,348,271
Schindler Holding AG (Reg.)	1,890	269,573
SGS SA (Reg.)	120	294,280
Sika AG (Bearer)	97	235,628
Swatch Group AG (Bearer)	570	331,444
Syngenta AG (Switzerland)	972	405,469
TOTAL SWITZERLAND		3,535,651
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36,000	618,840
Thailand - 1.0%
Kasikornbank PCL (For. Reg.)	37,900	274,366
Siam Commercial Bank PCL (For. Reg.)	43,700	268,602
Thai Beverage PCL	439,000	215,899
TOTAL THAILAND		758,867
Turkey - 1.2%
Coca-Cola Icecek A/S	10,000	288,786
Koc Holding A/S	44,000	255,347
Turkiye Garanti Bankasi A/S	60,091	320,831
TOTAL TURKEY		864,964
United Kingdom - 15.6%
Aggreko PLC	9,310	252,083
Antofagasta PLC	18,500	276,601
BHP Billiton PLC ADR	18,143	1,053,383
British American Tobacco PLC (United Kingdom)	13,500	723,479
Burberry Group PLC	14,300	288,767
Compass Group PLC	24,200	309,058
Croda International PLC	6,400	266,742
Diageo PLC sponsored ADR	4,900	616,616

	Shares	Value
Elementis PLC	65,400	$ 259,063
Halma PLC	32,200	253,438
IMI PLC	13,500	265,638
InterContinental Hotel Group PLC ADR	8,593	261,399
Intertek Group PLC	5,300	273,241
ITV PLC	132,300	260,124
Johnson Matthey PLC	8,516	297,612
Meggitt PLC	36,800	274,546
Next PLC	4,600	305,160
Oxford Instruments PLC	8,000	201,175
Prudential PLC	25,975	420,331
Reckitt Benckiser Group PLC	6,300	451,632
Reed Elsevier PLC	29,100	345,327
Rexam PLC	30,680	245,903
Rightmove PLC	8,716	235,867
Rolls-Royce Group PLC	22,700	389,754
Rolls-Royce Group PLC (C Shares) (a)	1,345,200	2,044
Rotork PLC	5,600	247,099
SABMiller PLC	8,600	452,650
Spectris PLC	5,900	220,174
Standard Chartered PLC (United Kingdom)	20,174	522,180
The Weir Group PLC	7,900	271,643
Unilever PLC	19,800	837,569
Whitbread PLC	6,803	265,450
TOTAL UNITED KINGDOM		11,345,748
United States of America - 15.9%
Albemarle Corp.	3,800	237,576
Allergan, Inc.	2,100	234,423
American Tower Corp.	3,058	235,221
AMETEK, Inc.	5,300	229,808
Amphenol Corp. Class A	3,230	241,120
Analog Devices, Inc.	4,700	218,503
Axiall Corp.	4,300	267,288
CBS Corp. Class B	4,715	220,143
Colgate-Palmolive Co.	2,070	244,322
Comcast Corp. Class A	5,600	235,256
Crown Castle International Corp. (a)	3,300	229,812
Cummins, Inc.	2,000	231,620
Danaher Corp.	3,900	242,385
Discovery Communications, Inc. (a)	3,000	236,220
Ecolab, Inc.	3,100	248,558
Equifax, Inc.	4,120	237,271
Estee Lauder Companies, Inc. Class A	3,696	236,655
FMC Corp.	4,000	228,120
Google, Inc. Class A (a)	300	238,209
Home Depot, Inc.	3,789	264,396
KLA-Tencor Corp.	4,100	216,234
MasterCard, Inc. Class A	450	243,509
McGraw-Hill Companies, Inc.	5,000	260,400
Mead Johnson Nutrition Co. Class A	3,083	238,778
Mettler-Toledo International, Inc. (a)	1,000	213,220
Monsanto Co.	1,986	209,781
Common Stocks - continued
	Shares	Value
United States of America - continued
Moody's Corp.	4,620	$ 246,338
Motorola Solutions, Inc.	4,100	262,523
News Corp. Class A	7,090	216,387
NIKE, Inc. Class B	3,700	218,337
Oceaneering International, Inc.	3,500	232,435
Oracle Corp.	7,220	233,495
Perrigo Co.	1,900	225,587
Philip Morris International, Inc.	2,800	259,588
PPG Industries, Inc.	1,945	260,513
Precision Castparts Corp.	1,287	244,041
priceline.com, Inc. (a)	300	206,379
QUALCOMM, Inc.	3,200	214,240
Roper Industries, Inc.	1,900	241,889
SBA Communications Corp. Class A (a)	3,300	237,666
Sherwin-Williams Co.	1,400	236,446
The Walt Disney Co.	3,740	212,432
Time Warner, Inc.	3,800	218,956
Union Pacific Corp.	1,600	227,856
United Technologies Corp.	2,511	234,603
Visa, Inc. Class A	1,600	271,744
W.R. Grace & Co. (a)	3,100	240,281
Waters Corp. (a)	2,500	234,775
Yum! Brands, Inc.	3,370	242,438
TOTAL UNITED STATES OF AMERICA		11,557,777
TOTAL COMMON STOCKS (Cost $60,881,915)		71,198,531
Nonconvertible Preferred Stocks - 1.4%

Chile - 0.3%
Embotelladora Andina SA Class A	44,492	237,794

	Shares	Value
Colombia - 0.4%
Banco Davivienda SA	16,799	$ 239,265
Germany - 0.7%
ProSiebenSat.1 Media AG	7,700	274,886
Sartorius AG (non-vtg.)	2,255	241,363
TOTAL GERMANY		516,249
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $872,081)		993,308
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.15% (b) (Cost $841,727)	841,727	841,727
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $62,595,723)		73,033,566
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(275,952)
NET ASSETS - 100%		$ 72,757,614
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 633
Fidelity Securities Lending Cash Central Fund	290
Total	$ 923
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 27,545,586
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $62,829,405. Net unrealized appreciation aggregated $10,204,161, of which $10,854,234 related to appreciated investment securities and $650,073 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

March 31, 2013

1.799888.109

VVL-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.6%
Ford Motor Co.	11,147	$ 146,583
Diversified Consumer Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	22,620	393,362
DeVry, Inc.	6,504	206,502
		599,864
Household Durables - 0.4%
Garmin Ltd. (d)	3,517	116,202
Media - 2.7%
DISH Network Corp. Class A	7,269	275,495
Washington Post Co. Class B	895	400,065
		675,560
Multiline Retail - 0.5%
J.C. Penney Co., Inc. (d)	8,839	133,557
TOTAL CONSUMER DISCRETIONARY		1,671,766
CONSUMER STAPLES - 8.4%
Beverages - 0.2%
PepsiCo, Inc.	800	63,288
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	4,797	263,787
Wal-Mart Stores, Inc.	4,373	327,232
		591,019
Food Products - 3.6%
Kraft Foods Group, Inc.	7,103	366,018
Mondelez International, Inc.	13,114	401,420
Pinnacle Foods, Inc.	5,800	128,818
		896,256
Household Products - 2.3%
Procter & Gamble Co.	7,444	573,635
TOTAL CONSUMER STAPLES		2,124,198
ENERGY - 15.3%
Energy Equipment & Services - 3.2%
Cameron International Corp. (a)	3,192	208,118
Halliburton Co.	14,764	596,613
		804,731
Oil, Gas & Consumable Fuels - 12.1%
Anadarko Petroleum Corp.	7,297	638,123
Apache Corp.	1,862	143,672
Chevron Corp.	6,500	772,330
Exxon Mobil Corp.	11,393	1,026,623
Occidental Petroleum Corp.	5,979	468,574
		3,049,322
TOTAL ENERGY		3,854,053

	Shares	Value
FINANCIALS - 23.3%
Capital Markets - 3.6%
Bank of New York Mellon Corp.	5,900	$ 165,141
E*TRADE Financial Corp. (a)	31,160	333,724
Goldman Sachs Group, Inc.	961	141,411
State Street Corp.	4,447	262,773
		903,049
Commercial Banks - 6.3%
Comerica, Inc.	1,500	53,925
Fifth Third Bancorp	13,753	224,311
KeyCorp	50,264	500,629
PNC Financial Services Group, Inc.	700	46,550
U.S. Bancorp	4,313	146,340
Wells Fargo & Co.	12,555	464,409
Zions Bancorporation	5,613	140,269
		1,576,433
Consumer Finance - 1.5%
Capital One Financial Corp.	6,800	373,660
Diversified Financial Services - 6.7%
Bank of America Corp.	25,112	305,864
Citigroup, Inc.	18,168	803,752
JPMorgan Chase & Co.	12,197	578,870
		1,688,486
Insurance - 4.6%
Allstate Corp.	3,400	166,838
American International Group, Inc. (a)	3,500	135,870
Assurant, Inc.	2,419	108,879
MetLife, Inc.	1,700	64,634
RenaissanceRe Holdings Ltd.	3,040	279,650
The Chubb Corp.	2,238	195,892
XL Group PLC Class A	6,658	201,737
		1,153,500
Real Estate Investment Trusts - 0.3%
Weyerhaeuser Co.	2,757	86,515
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	7,351	78,729
TOTAL FINANCIALS		5,860,372
HEALTH CARE - 11.0%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc.	2,246	91,255
Pharmaceuticals - 10.6%
Eli Lilly & Co.	522	29,644
Johnson & Johnson	3,547	289,187
Merck & Co., Inc.	20,709	915,959
Pfizer, Inc.	38,087	1,099,190
Zoetis, Inc. Class A	10,337	345,256
		2,679,236
TOTAL HEALTH CARE		2,770,491
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.9%
Textron, Inc.	15,890	$ 473,681
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. (a)	4,531	254,823
Industrial Conglomerates - 4.3%
General Electric Co.	47,195	1,091,148
TOTAL INDUSTRIALS		1,819,652
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.0%
Cisco Systems, Inc.	11,816	247,073
Computers & Peripherals - 1.5%
Hewlett-Packard Co.	15,572	371,236
Internet Software & Services - 2.0%
Yahoo!, Inc. (a)	21,124	497,048
Office Electronics - 1.1%
Xerox Corp.	33,096	284,626
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	2,823	61,683
Micron Technology, Inc. (a)	29,125	290,668
		352,351
Software - 5.1%
Activision Blizzard, Inc.	18,512	269,720
Comverse, Inc.	7,398	207,440
Microsoft Corp.	2,807	80,308
Symantec Corp. (a)	15,067	371,854
Verint Systems, Inc. (a)	10,037	366,852
		1,296,174
TOTAL INFORMATION TECHNOLOGY		3,048,508
MATERIALS - 4.5%
Chemicals - 1.0%
The Dow Chemical Co.	7,840	249,626
Metals & Mining - 2.6%
Freeport-McMoRan Copper & Gold, Inc.	3,336	110,422
Newmont Mining Corp.	13,183	552,236
		662,658
Paper & Forest Products - 0.9%
International Paper Co.	4,498	209,517
TOTAL MATERIALS		1,121,801
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.5%
tw telecom, inc. (a)	5,143	129,552

	Shares	Value
Wireless Telecommunication Services - 1.3%
Sprint Nextel Corp. (a)	50,177	$ 311,599
TOTAL TELECOMMUNICATION SERVICES		441,151
UTILITIES - 2.2%
Electric Utilities - 1.1%
Edison International	5,609	282,245
Multi-Utilities - 1.1%
Sempra Energy	3,343	267,239
TOTAL UTILITIES		549,484
TOTAL COMMON STOCKS (Cost $21,643,942)		23,261,476
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 0.15% (b)	1,748,204	1,748,204
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	261,824	261,824
TOTAL MONEY MARKET FUNDS (Cost $2,010,028)		2,010,028
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $23,653,970)		25,271,504
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(90,456)
NET ASSETS - 100%		$ 25,181,048
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
16 ICE Russell 1000 Value Index Contracts	June 2013	$ 1,274,720	$ (1,155)

The face value of futures purchased as a percentage of net assets is 5.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 501
Fidelity Securities Lending Cash Central Fund	3,593
Total	$ 4,094
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $24,122,227. Net unrealized appreciation aggregated $1,149,277, of which $2,955,766 related to appreciated investment securities and $1,806,489 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013